UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-08004

Aston Funds
(Exact name of registrant as specified in charter)

120 North LaSalle Street, 25th Floor
Chicago, IL 60602
(Address of principal executive offices) (Zip code)

Kenneth C. Anderson, President
Aston Funds
120 North LaSalle Street, 25th Floor
Chicago, IL 60602
(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 268-1400

Date of fiscal year end:  October 31

Date of reporting period:  January 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

Aston Funds

ASTON/Montag & Caldwell Growth Fund Schedule of Investments (unaudited)	January 31, 2013

% of Total Net Assets

Shares		Market Value

COMMON STOCKS – 95.88%

	Consumer Discretionary – 9.41%
1,169,930	Bed Bath & Beyond *	$68,674,891
1,462,042	Johnson Controls	45,454,886
724,000	McDonald’s	68,989,960
1,508,600	NIKE, Class B	81,539,830
1,881,000	Starbucks	105,561,720
1,287,000	TJX	58,146,660

		428,367,947

	Consumer Staples – 24.82%
5,285,600	Coca-Cola	196,835,744
1,366,600	Colgate-Palmolive	146,731,842
1,287,000	Costco Wholesale	131,711,580
5,709,000	Mondelez International, Class A	158,653,110
1,497,400	PepsiCo	109,085,590
1,870,300	Philip Morris International	164,885,648
1,607,300	Procter & Gamble	120,804,668
2,508,400	Unilever (Netherlands)	101,540,032

		1,130,248,214

	Energy – 6.31%
2,106,000	Cameron International *	133,330,860
1,009,800	Occidental Petroleum	89,135,046
831,600	Schlumberger	64,906,380

		287,372,286

	Financials – 4.38%
775,000	American Express	45,577,750
4,415,300	Wells Fargo	153,784,899

		199,362,649

	Healthcare – 19.60%
4,086,600	Abbott Laboratories	138,454,008
2,843,300	AbbVie	104,320,677
1,365,500	Allergan	143,391,155
2,376,000	AmerisourceBergen	107,799,120
607,200	Biogen Idec *	94,771,776

Shares		Market Value

	Healthcare (continued)
2,372,354	Express Scripts *	$126,731,150
1,376,200	Sanofi, ADR (France)	66,993,416
1,756,800	Stryker	110,063,520

		892,524,822

	Industrials – 6.47%
7,425,000	General Electric	165,429,000
1,630,200	United Parcel Service, Class B	129,258,558

		294,687,558

	Information Technology – 20.91%
891,000	Accenture, Class A (Ireland)	64,053,990
149,253	Apple	67,956,383
1,782,000	eBay *	99,667,260
1,455,300	EMC *	35,814,933
118,800	Google, Class A *	89,775,972
5,049,000	Juniper Networks *	112,996,620
4,448,200	Oracle	157,955,582
3,012,500	Qualcomm	198,915,375
792,000	Visa, Class A	125,064,720

		952,200,835

	Materials – 3.98%
1,789,300	Monsanto	181,345,555

	Total Common Stocks (Cost $3,672,979,654)	4,366,109,866

INVESTMENT COMPANY – 6.01%
273,714,659	BlackRock Liquidity Funds TempCash Portfolio	273,714,659

	Total Investment Company (Cost $273,714,659)	273,714,659

Total Investments – 101.89% (Cost $3,946,694,313)**		4,639,824,525

Net Other Assets and Liabilities – (1.89)%		(86,171,514)

Net Assets – 100.00%		$4,553,653,011

*	Non-income producing security.

**	At January 31, 2013, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$719,831,938
Gross unrealized depreciation	(26,701,726)

Net unrealized appreciation	$693,130,212

ADR	American Depositary Receipt

See accompanying Notes to Schedule of Investments.

1

Aston Funds

ASTON/Herndon Large Cap Value Fund Schedule of Investments (unaudited)	January 31, 2013

% of Total Net Assets

Shares		Market Value

COMMON STOCKS – 96.91%

	Consumer Discretionary – 10.92%
58,050	Apollo Group, Class A *	$1,173,772
28,496	Coach	1,453,296
30,645	Ross Stores	1,829,507
44,285	TJX	2,000,796
22,516	Yum! Brands	1,462,189

		7,919,560

	Consumer Staples – 10.82%
53,192	Altria Group	1,791,507
19,246	Campbell Soup	706,521
9,779	Colgate-Palmolive	1,049,971
30,956	Herbalife (Cayman)	1,124,322
9,312	Hershey	739,838
7,973	Kimberly-Clark	713,663
19,527	Philip Morris International	1,721,500

		7,847,322

	Energy – 25.38%
19,838	Apache	1,661,631
12,146	Chevron	1,398,612
23,793	ConocoPhillips	1,379,994
19,153	Exxon Mobil	1,723,195
51,324	Halliburton	2,087,860
39,209	HollyFrontier	2,047,494
28,776	Marathon Petroleum	2,135,467
46,091	Newfield Exploration *	1,359,685
80,442	Patterson-UTI Energy	1,636,190
116,942	RPC	1,750,622
67,051	Ultra Petroleum *	1,221,669

		18,402,419

	Financials – 17.51%
39,240	Aflac	2,082,074
50,981	American Capital Agency, REIT	1,612,529
47,773	Apartment Investment & Management, Class A, REIT	1,303,247
47,867	CBOE Holdings	1,621,734
39,832	Discover Financial Services	1,529,150

Shares		Market Value

	Financials (continued)
43,351	Eaton Vance	$1,569,306
90,750	Federated Investors, Class B	2,147,145
20,835	Waddell & Reed Financial, Class A	827,150

		12,692,335

	Healthcare – 8.42%
21,551	Abbott Laboratories	730,148
50,358	Endo Health Solutions *	1,594,334
49,144	Gilead Sciences *	1,938,731
176,207	Health Management Associates, Class A *	1,839,601

		6,102,814

	Industrials – 8.93%
12,519	Caterpillar	1,231,744
8,720	Copa Holdings SA, Class A (Panama)	955,712
12,519	Cummins	1,437,557
23,077	Joy Global	1,457,774
16,007	Lockheed Martin	1,390,528

		6,473,315

	Information Technology – 7.24%
10,090	Accenture, Class A (Ireland)	725,370
2,709	Apple	1,233,435
7,505	International Business Machines	1,524,040
37,621	Western Digital	1,768,187

		5,251,032

	Materials – 5.77%
7,069	CF Industries Holdings	1,620,003
13,609	Cliffs Natural Resources	507,752
5,139	Newmarket	1,311,267
18,997	Southern Copper	748,292

		4,187,314

	Telecommunication Services – 1.92%
142,666	Windstream	1,389,567

	Total Common Stocks (Cost $64,878,066)	70,265,678

INVESTMENT COMPANY – 6.75%
4,891,645	BlackRock Liquidity Funds TempCash Portfolio	4,891,645

	Total Investment Company (Cost $4,891,645)	4,891,645

Total Investments – 103.66% (Cost $69,769,711)**		75,157,323

Net Other Assets and Liabilities – (3.66)%		(2,652,643)

Net Assets – 100.00%		$72,504,680

*	Non-income producing security.

**	At January 31, 2013, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$7,318,987
Gross unrealized depreciation	(1,931,375)

Net unrealized appreciation	$5,387,612

REIT	Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

2

Aston Funds

ASTON/Cornerstone Large Cap Value Fund Schedule of Investments (unaudited)	January 31, 2013

% of Total Net Assets

Shares		Market Value

COMMON STOCKS – 94.00%

	Consumer Discretionary – 6.17%
20,450	Hasbro	$764,216
28,325	Mattel	1,065,869

		1,830,085

	Consumer Staples – 4.00%
16,975	Wal-Mart Stores	1,187,400

	Energy – 12.54%
7,975	Apache	667,986
9,500	Chevron	1,093,925
16,262	Hess	1,092,156
12,300	Royal Dutch Shell PLC, ADR (United Kingdom)	867,396

		3,721,463

	Financials – 16.29%
11,100	ACE (Switzerland)	947,163
16,775	Capital One Financial	944,768
34,825	Citigroup	1,468,222
34,775	Morgan Stanley	794,609
12,175	State Street	677,539

		4,832,301

	Healthcare – 14.49%
9,100	Johnson & Johnson	672,672
19,400	Merck	839,050
15,775	Sanofi, ADR (France)	767,927
17,275	Stryker	1,082,279
24,625	Teva Pharmaceutical, SP ADR (Israel)	935,504

		4,297,432

Shares		Market Value

	Industrials – 12.36%
8,900	3M	$894,895
19,650	Eaton PLC	1,119,068
12,425	General Dynamics	823,778
8,900	Parker Hannifin	827,433

		3,665,174

	Information Technology – 28.15%
2,150	Apple	978,917
12,175	eBay *	680,948
1,570	Google, Class A *	1,186,433
33,300	Intel	700,632
4,175	International Business Machines	847,817
35,900	Microsoft	986,173
25,425	Oracle	902,842
13,100	QUALCOMM	864,993
25,600	Western Digital *	1,203,200

		8,351,955

	Total Common Stocks (Cost $24,389,441)	27,885,810

INVESTMENT COMPANY – 5.30%
1,571,032	BlackRock Liquidity Funds TempCash Portfolio	1,571,032

	Total Investment Company (Cost $1,571,032)	1,571,032

Total Investments – 99.30% (Cost $25,960,473)**		29,456,842

Net Other Assets and Liabilities – 0.70%		207,447

Net Assets – 100.00%		$29,664,289

*	Non-income producing security.

**	At January 31, 2012, cost is identical for book and Federal Income tax purposes.

Gross unrealized appreciation	$3,756,570
Gross unrealized depreciation	(260,201)

Net unrealized appreciation	$3,496,369

ADR	American Depositary Receipt
SP ADR	Sponsored American Depositary Receipt
PLC	Public Limited Company

See accompanying Notes to Schedule of Investments.

3

Aston Funds

ASTON/TAMRO Diversified Equity Fund Schedule of Investments (unaudited)	January 31, 2013

% of Total Net Assets

Shares		Market Value

COMMON STOCKS – 97.73%
	Consumer Discretionary – 18.45%
3,031	Amazon.com *	$804,732
7,702	Bed Bath & Beyond *	452,108
14,304	CarMax *	563,864
12,437	Carnival	481,561
11,528	GNC Holdings, Class A	414,316
7,377	Home Depot	493,669
13,286	Macy’s	524,930
5,308	Tempur-Pedic International *	206,800
14,556	Toll Brothers *	545,122

		4,487,102

	Consumer Staples – 10.05%
9,974	Kraft Foods Group	460,998
6,208	McCormick & Co (Non-Voting Shares)	387,069
12,618	Mondelez International, Class A	350,654
4,475	Philip Morris International	394,516
6,485	United Natural Foods *	350,060
12,513	Walgreen	500,019

		2,443,316

	Energy – 8.29%
4,582	Exxon Mobil	412,243
9,904	Kinder Morgan	371,004
2,174	Occidental Petroleum	191,899
8,998	Phillips 66	545,009
7,376	Range Resources	495,446

		2,015,601

	Financials – 18.48%
7,962	American Express	468,245
17,777	American International Group *	672,504
3,801	American Tower, REIT	289,446
5,285	Berkshire Hathaway, Class B *	512,275
3,121	Franklin Resources	427,202
9,400	JPMorgan Chase	442,270

Shares		Market Value
	Financials (continued)
10,410	MetLife	$388,709
3,297	Portfolio Recovery Associates *	352,614
11,339	Raymond James Financial	506,060
6,090	T. Rowe Price Group	435,131

		4,494,456

	Healthcare – 14.40%
9,614	Advisory Board *	521,367
4,221	Allergan	443,247
5,150	Athenahealth *	445,321
4,657	DaVita *	537,464
8,384	Express Scripts *	447,873
13,762	HMS Holdings *	375,152
6,776	Johnson & Johnson	500,882
6,040	Teva Pharmaceutical, SP ADR (Israel)	229,460

		3,500,766

	Industrials – 12.60%
5,837	Boeing	431,179
6,414	C.H. Robinson Worldwide	424,286
8,689	Chicago Bridge & Iron (Netherlands)	441,488
9,444	Cintas	399,103
12,527	Colfax *	558,829
8,395	Danaher	503,112
4,720	Fluor	305,998

		3,063,995

	Information Technology – 10.22%
1,441	Apple	656,102
3,820	Factset Research Systems	353,426
364	Google, Class A *	275,071
8,122	Microchip Technology	271,681
7,204	QUALCOMM	475,680
6,507	Seagate Technology (Ireland)	221,108
11,834	Yahoo! *	232,301

		2,485,369

	Materials – 5.24%
11,849	Cliffs Natural Resources	442,086
4,697	Monsanto	476,041
4,755	Royal Gold	355,056

		1,273,183

	Total Common Stocks (Cost $17,887,322)	23,763,788

INVESTMENT COMPANY – 2.50%
608,244	BlackRock Liquidity Fund s TempCash Portfolio	608,244

	Total Investment Company (Cost $608,244)	608,244

Total Investments – 100.23% (Cost $18,495,566)**		24,372,032

Net Other Assets and Liabilities – (0.23)%		(56,527)

Net Assets – 100.00%		$24,315,505

See accompanying Notes to Schedule of Investments.

4

Aston Funds

ASTON/TAMRO Diversified Equity Fund Schedule of Investments (unaudited) – continued	January 31, 2013

*	Non-income producing security.
**	At January 31, 2013, cost is identical for book and Federal Income tax purposes.

Gross unrealized appreciation	$6,022,167
Gross unrealized depreciation	(145,701)

Net unrealized appreciation	$5,876,466

REIT	Real Estate Investment Trust
SP ADR	Sponsored American Depositary Receipt

See accompanying Notes to Schedule of Investments.

5

Aston Funds

ASTON/River Road Dividend All Cap Value Fund Schedule of Investments (unaudited)	January 31, 2013

% of Total Net Assets

Shares		Market Value

COMMON STOCKS – 97.18%

	Consumer Discretionary – 14.47%
480,435	American Greetings, Class A	$7,686,960
347,290	Bob Evans Farms	15,374,528
238,290	Darden Restaurants	11,080,485
133,650	Genuine Parts	9,092,210
396,315	Hasbro	14,810,292
569,160	Hillenbrand	14,086,710
292,445	Kohl’s	13,537,279
634,830	National CineMedia	9,700,202
672,990	Regal Entertainment Group, Class A	10,047,741
266,340	Target	16,089,599
540,210	Thomson Reuters	16,552,034

		138,058,040

	Consumer Staples – 15.61%
277,305	Dr Pepper Snapple Group	12,498,136
536,180	General Mills	22,487,389
251,260	Kimberly-Clark	22,490,283
275,625	Molson Coors Brewing, Class B	12,452,738
244,570	PepsiCo	17,816,925
178,680	Procter & Gamble	13,429,589
577,655	Sysco	18,352,099
174,435	Wal-Mart Stores	12,201,728
431,005	Walgreen	17,222,960

		148,951,847

	Energy – 7.69%
892,370	BreitBurn Energy Partners LP	18,927,168
159,245	Chevron	18,337,061

Shares		Market Value

	Energy (continued)
94,735	ConocoPhillips	$5,494,630
171,940	Occidental Petroleum	15,177,144
140,505	Transmontaigne Partners LP	5,793,021
189,965	Williams Partners LP	9,638,824

		73,367,848

	Financials – 13.87%
91,715	BlackRock	21,670,420
147,975	Chubb	11,883,872
208,595	CME Group	12,065,135
216,361	Commerce Bancshares	8,124,356
385,855	Compass Diversified Holdings	6,104,226
337,145	OneBeacon Insurance Group, Class A (Bermuda)	4,605,401
184,010	PartnerRe (Bermuda)	16,135,837
246,915	PNC Financial Services Group	15,259,347
713,010	Sabra Health Care, REIT	17,889,421
195,495	Safety Insurance Group	9,385,715
278,495	U.S. Bancorp	9,218,185

		132,341,915

	Healthcare – 8.64%
250,535	AstraZeneca PLC, SP ADR (United Kingdom)	12,070,776
141,790	Becton, Dickinson	11,916,031
199,240	Johnson & Johnson	14,727,821
343,065	Medtronic	15,986,829
367,222	Owens & Minor	11,240,665
606,350	Pfizer	16,541,228

		82,483,350

	Industrials – 14.31%
87,870	3M	8,835,329
409,415	ABM Industries	8,974,376
219,400	Emerson Electric	12,560,650
177,755	General Dynamics	11,785,157
171,940	Geo Group	5,608,683
364,639	Iron Mountain	12,474,300
164,635	Lockheed Martin	14,301,842
272,815	Norfolk Southern	18,788,769
212,565	Raytheon	11,197,924
404,475	Republic Services	12,898,708
241,410	United Parcel Service, Class B	19,141,399

		136,567,137

	Information Technology – 8.78%
303,585	Automatic Data Processing	17,999,554
428,430	CA	10,633,633
706,065	Corning	8,472,780
903,430	Intel	19,008,167
250,430	j2 Global	7,968,683
384,710	Microsoft	10,567,984
280,170	Paychex	9,141,947

		83,792,748

See accompanying Notes to Schedule of Investments.

6

Aston Funds

ASTON/River Road Dividend All Cap Value Fund Schedule of Investments (unaudited) – continued	January 31, 2013

Shares		Market Value

	Materials – 2.63%
322,705	Bemis	$11,514,114
295,295	Nucor	13,586,523

		25,100,637

	Telecommunication Services – 5.00%
126,285	Atlantic Tele-Network	5,465,614
477,892	Telefonica Brasil SA, ADR (Brazil)	12,033,321
371,775	Verizon Communications	16,213,108
514,530	Vodafone Group, SP ADR (United Kingdom)	14,056,960

		47,769,003

	Utilities – 6.18%
219,895	AmeriGas Partners LP	9,519,254
420,270	Avista	10,868,182
118,640	Entergy	7,664,144
264,575	National Fuel Gas	14,392,880
365,540	UNS Energy	16,555,307

		58,999,767

	Total Common Stocks (Cost $793,431,161)	927,432,292

INVESTMENT COMPANY – 3.04%
28,961,055	BlackRock Liquidity Funds TempCash Portfolio	28,961,055

	Total Investment Company (Cost $28,961,055)	28,961,055

Total Investments – 100.22% (Cost $822,167,584)*		956,393,347

Net Other Assets and Liabilities – (0.22)%		(2,082,817)

Net Assets – 100.00%		$954,310,530

*	At January 31, 2013, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$ 136,862,374
Gross unrealized depreciation	(2,636,611)

Net unrealized appreciation	$134,225,763

ADR	American Depositary Receipt
LP	Limited Partnership
REIT	Real Estate Investment Trust
SPADR	Sponsored American Depositary Receipt

See accompanying Notes to Schedule of Investments.

7

Aston Funds

ASTON/River Road Dividend All Cap Value Fund II Schedule of Investments (unaudited)	January 31, 2013

% of Total Net Assets

Shares		Market Value
COMMON STOCKS – 91.97%

	Consumer Discretionary – 11.58%
2,770	Bob Evans Farms	$122,628
5,610	Darden Restaurants	260,865
3,090	Genuine Parts	210,213
9,385	Hasbro	350,717
5,885	Hillenbrand	145,654
6,630	Kohl’s	306,903
15,960	Regal Entertainment Group,Class A	238,283
6,085	Target	367,595
12,800	Thomson Reuters	392,192

		2,395,050

	Consumer Staples – 16.63%
5,950	Dr Pepper Snapple Group	268,167
12,255	General Mills	513,975
5,820	Kimberly-Clark	520,948
6,535	Molson Coors Brewing, Class B	295,251
5,805	PepsiCo	422,894
4,260	Procter & Gamble	320,182
13,075	Sysco	415,393
4,165	Wal-Mart Stores	291,342
9,780	Walgreen	390,809

		3,438,961

	Energy – 6.69%
11,875	BreitBurn Energy Partners LP	251,869
3,800	Chevron	437,570
2,140	ConocoPhillips	124,120
3,960	Occidental Petroleum	349,549
4,360	Williams Partners LP	221,226

		1,384,334

Shares		Market Value

	Financials – 10.64%
2,195	BlackRock	$518,635
3,390	Chubb	272,251
4,965	CME Group	287,176
4,966	Commerce Bancshares	186,473
4,260	PartnerRe (Bermuda)	373,559
5,670	PNC Financial Services Group	350,406
6,445	U.S. Bancorp	213,330

		2,201,830

	Healthcare – 9.30%
5,970	AstraZeneca PLC, SP ADR (United Kingdom)	287,635
3,440	Becton, Dickinson	289,098
4,700	Johnson & Johnson	347,424
8,070	Medtronic	376,062
8,105	Owens & Minor	248,094
13,755	Pfizer	375,236

		1,923,549

	Industrials – 15.22%
2,275	3M	228,751
7,305	ABM Industries	160,126
5,160	Emerson Electric	295,410
4,080	General Dynamics	270,504
3,969	Geo Group	129,469
8,845	Iron Mountain	302,587
3,705	Lockheed Martin	321,853
6,535	Norfolk Southern	450,065
4,925	Raytheon	259,449
9,145	Republic Services	291,634
5,535	United Parcel Service, Class B	438,870

		3,148,718

	Information Technology – 9.41%
7,005	Automatic Data Processing	415,326
9,740	CA	241,747
16,295	Corning	195,540
21,255	Intel	447,205
5,805	j2 Global	184,715
8,855	Microsoft	243,247
6,670	Paychex	217,642

		1,945,422

	Materials – 2.81%
7,330	Bemis	261,534
6,940	Nucor	319,309

		580,843

	Telecommunication Services – 4.75%
11,506	Telefonica Brasil SA, ADR (Brazil)	289,721
8,830	Verizon Communications	385,076
11,240	Vodafone Group, SP ADR (United Kingdom)	307,077

		981,874

See accompanying Notes to Schedule of Investments.

8

Aston Funds

ASTON/River Road Dividend All Cap Value Fund II Schedule of Investments (unaudited) – continued	January 31, 2013

Shares		Market Value

	Utilities – 4.94%
2,905	AmeriGas Partners LP	$125,757
5,645	Avista	145,980
3,010	Entergy	194,446
6,100	National Fuel Gas	331,840
4,945	UNS Energy	223,959

		1,021,982

	Total Common Stocks (Cost $18,252,324)	19,022,563

INVESTMENT COMPANY – 6.02%
1,246,550	BlackRock Liquidity Funds TempCash Portfolio	1,246,550

	Total Investment Company (Cost $1,246,550)	1,246,550

Total Investments – 97.99% (Cost $19,498,874)*		20,269,113

Net Other Assets and Liabilities – 2.01%		414,951

Net Assets – 100.00%		$20,684,064

*	At January 31, 2013, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$949,395
Gross unrealized depreciation	(179,156)

Net unrealized appreciation	$770,239

ADR	American Depositary Receipt
LP	Limited Partnership
PLC	Public Limited Company
SP ADR	Sponsored American Depositary Receipt

See accompanying Notes to Schedule of Investments.

9

Aston Funds

ASTON/Fairpointe Mid Cap Fund Schedule of Investments (unaudited)	January 31, 2013

% of Total Net Assets

Shares		Market Value

COMMON STOCKS – 95.42%

	Consumer Discretionary – 29.07%
6,938,478	Belo, Class A	$58,768,908
680,000	BorgWarner *	50,442,400
4,673,400	DeVry	117,629,478
5,323,400	Gannett	104,498,342
5,248,300	H&R Block	119,503,791
8,162,468	Interpublic Group	98,847,488
1,094,100	Lear	53,610,900
1,136,800	Mattel	42,777,784
1,409,355	McGraw-Hill	81,066,100
11,692,554	New York Times, Class A *	103,596,028
1,528,897	Scholastic	45,347,085
8,682,600	Staples	117,041,448

		993,129,752

	Consumer Staples – 2.48%
95,700	Bunge	7,623,462
1,709,486	Molson Coors Brewing, Class B	77,234,577

		84,858,039

	Energy – 4.20%
1,215,063	Compagnie Generale de Geophysique-Veritas, SP ADR (France)	35,273,279
1,473,300	Denbury Resources *	27,447,579
1,709,792	FMC Technologies *	80,958,651

		143,679,509

	Financials – 5.26%
1,312,900	Cincinnati Financial	55,719,476
1,545,285	Eaton Vance	55,939,317
1,319,500	Northern Trust	67,914,665

		179,573,458

Shares		Market Value

	Healthcare – 14.86%
20,635,636	Boston Scientific *	$154,148,201
1,857,319	Charles River Laboratories *	76,744,421
2,321,218	Forest Laboratories *	84,260,213
3,259,431	Hospira *	111,211,786
1,149,400	Varian Medical Systems *	81,205,110

		507,569,731

	Industrials – 10.76%
731,700	Chicago Bridge & Iron (Netherlands)	37,177,677
2,497,700	Con-way	78,377,826
1,437,244	ManpowerGroup	74,018,066
8,429,500	Southwest Airlines	94,494,695
3,536,200	Werner Enterprises	83,525,044

		367,593,308

	Information Technology – 25.47%
2,108,939	Akamai Technologies *	85,854,907
2,018,800	Cree *	87,111,220
1,180,900	Harris	54,557,580
2,308,698	Itron *	107,100,500
2,886,400	Jabil Circuit	54,581,824
3,275,300	Lexmark International, Class A	78,803,718
38,274	Mentor Graphics *	655,634
1,839,786	Molex	49,968,588
1,861,964	Molex, Class A	41,875,570
3,119,500	Nuance Communications *	75,023,975
5,906,100	NVIDIA	72,408,786
3,918,128	Unisys *	87,021,623
1,735,359	Zebra Technologies, Class A *	75,106,338

		870,070,263

	Materials – 3.32%
763,700	FMC	46,944,639
859,400	Sigma-Aldrich	66,457,402

		113,402,041

	Total Common Stocks (Cost $2,419,583,720)	3,259,876,101

INVESTMENT COMPANY – 4.29%
146,388,155	BlackRock Liquidity Funds TempCash Portfolio	146,388,155

	Total Investment Company (Cost $146,388,155)	146,388,155

Total Investments – 99.71% (Cost $2,565,971,875)**		3,406,264,256

Net Other Assets and Liabilities – 0.29%		9,973,566

Net Assets – 100.00%		$3,416,237,822

*	Non-income producing security.

**	At January 31, 2013, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$851,490,453
Gross unrealized depreciation	(11,198,072)

Net unrealized appreciation	$840,292,381

SP ADR	Sponsored American Depositary Receipt

See accompanying Notes to Schedule of Investments.

10

Aston Funds

ASTON/Montag & Caldwell Mid Cap Growth Fund Schedule of Investments (unaudited)	January 31, 2013

% of Total Net Assets

Shares		Market Value

COMMON STOCKS – 95.72%
	Consumer Discretionary – 19.67%
2,340	Bed Bath & Beyond *	$137,358
2,780	BorgWarner *	206,220
4,080	Dick’s Sporting Goods	194,167
3,950	Dollar Tree *	157,960
12,040	LKQ *	269,576
2,610	O’Reilly Automotive *	241,816
1,250	Panera Bread, Class A *	199,763
2,190	PVH	260,325
1,240	Ralph Lauren	206,435
3,620	Ross Stores	216,114
1,530	Starwood Hotels & Resorts Worldwide	93,957
1,410	Tractor Supply	146,175

		2,329,866

	Consumer Staples – 6.78%
3,970	Church & Dwight	229,426
3,480	Fresh Market *	170,137
2,320	McCormick & Co (Non Voting Shares)	144,652
3,400	Mead Johnson Nutrition	258,400

		802,615

	Energy – 8.60%
4,920	Cameron International *	311,485
1,860	Core Laboratories (Netherlands)	237,410
5,280	Oceaneering International	333,749
2,340	SM Energy	136,094

		1,018,738

	Financials – 2.88%
5,190	First Republic Bank	185,231
1,120	IntercontinentalExchange *	155,400

		340,631

	Healthcare – 15.10%
6,330	Dentsply International	264,341

Shares		Market Value
	Healthcare (continued)
1,820	Edwards Lifesciences *	$163,673
2,450	Henry Schein *	211,533
1,850	IDEXX Laboratories *	176,139
1,750	Perrigo	175,893
7,550	ResMed	330,690
3,380	Varian Medical Systems *	238,797
2,490	Waters *	228,009

		1,789,075

	Industrials – 21.38%
6,975	AMETEK	285,905
6,100	Donaldson	229,421
5,160	Expeditors International Washington	221,364
2,750	Fastenal	136,620
2,360	J.B. Hunt Transport Services	158,757
4,840	Jacobs Engineering Group *	232,852
3,010	Joy Global	190,142
9,590	Robert Half International	337,952
1,410	Roper Industries	165,605
3,000	Stericycle *	283,050
5,280	Verisk Analytics, Class A *	291,245

		2,532,913

	Information Technology – 18.61%
4,600	Altera	153,732
4,110	Amphenol, Class A	277,713
3,880	ANSYS *	285,568
2,790	F5 Networks *	292,615
2,550	FactSet Research Systems	235,926
1,920	Fiserv *	154,195
15,390	Juniper Networks *	344,428
12,910	NVIDIA	158,277
2,780	Teradata *	185,315
3,210	Xilinx	117,133

		2,204,902

	Materials – 2.70%
4,410	Ecolab	319,284

	Total Common Stocks (Cost $9,784,511)	11,338,024

INVESTMENT COMPANY – 6.97%
826,258	BlackRock Liquidity Funds TempCash Portfolio	826,258

	Total Investment Company (Cost $826,258)	826,258

Total Investments – 102.69% (Cost $10,610,769)**		12,164,282

Net Other Assets and Liabilities – (2.69)%		(319,199)

Net Assets – 100.00%		$11,845,083

*	Non-income producing security.
**	At January 31, 2013, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$1,609,235
Gross unrealized depreciation	(55,722)

Net unrealized appreciation	$1,553,513

See accompanying Notes to Schedule of Investments.

11

Aston Funds

ASTON/TAMRO Small Cap Fund Schedule of Investments (unaudited)	January 31, 2013

% of Total Net Assets

Shares		Market Value
COMMON STOCKS – 98.80%

	Consumer Discretionary – 18.78%
499,330	BJ’s Restaurants *	$15,963,581
1,155,095	Chico’s FAS	20,710,853
310,048	Coinstar *	15,775,242
1,365,110	EW Scripps (The), Class A *(a)	15,002,559
874,018	Grand Canyon Education *	20,854,069
480,610	Harman International Industries	21,521,716
620,278	MDC Holdings	24,389,331
419,917	Monro Muffler Brake	15,209,394
384,269	Red Robin Gourmet Burgers *	14,206,425
415,712	Tempur-Pedic International *	16,196,140
869,321	Texas Roadhouse	15,291,356

		195,120,666

	Consumer Staples – 7.16%
1,431,411	Cott (Canada)	12,968,584
401,453	Fresh Market *	19,627,037
455,200	Tootsie Roll Industries	12,335,920
204,932	TreeHouse Foods *	10,847,051
344,599	United Natural Foods *	18,601,454

		74,380,046

	Energy – 4.21%
890,655	Cloud Peak Energy *	15,595,369
219,070	Lufkin Industries	12,686,344
1,135,075	Precision Drilling (Canada)	10,385,936
105,880	Unit *	5,096,004

		43,763,653

	Financials – 21.47%
709,307	Bank of the Ozarks	25,762,030
291,792	First Cash Financial Services *	15,555,432
1,429,217	Glacier Bancorp	22,267,201
395,960	Greenhill	23,322,044

Shares		Market Value

	Financials (continued)
439,295	Iberiabank	$22,619,300
814,789	LaSalle Hotel Properties, REIT	22,243,740
198,532	Portfolio Recovery Associates *	21,232,997
1,331,596	Redwood Trust, REIT	25,433,484
576,230	Stifel Financial *	21,234,076
588,323	Waddell & Reed Financial, Class A	23,356,423

		223,026,727

	Healthcare – 13.62%
389,082	Affymax *	7,318,632
284,527	Analogic	21,678,112
258,495	Athenahealth *	22,352,063
209,842	Cepheid *	7,600,477
1,219,716	DexCom *	18,576,275
1,911,157	Health Management Associates, Class A *	19,952,479
811,133	HMS Holdings *	22,111,486
292,133	Teleflex	21,909,975

		141,499,499

	Industrials – 17.55%
531,249	Advisory Board *	28,809,633
243,033	Chicago Bridge & Iron (Netherlands)	12,348,507
648,980	Colfax *	28,950,998
461,598	Corporate Executive Board	23,130,676
278,604	Franklin Electric	18,532,738
226,486	Landstar System	12,918,761
293,961	Morningstar	19,898,220
686,091	Titan International	16,665,150
107,493	Wabtec	10,063,495
289,423	Zillow, Class A *	10,951,766

		182,269,944

	Information Technology – 13.53%
852,690	Acme Packet *	20,609,517
924,658	Aruba Networks *	21,304,120
453,539	Cavium *	15,166,344
479,546	Cirrus Logic *	13,537,584
236,073	CommVault Systems *	18,113,881
1,122,855	Ixia *	21,323,016
536,916	Netgear *	18,851,121
312,241	Power Integrations	11,677,813

		140,583,396

	Materials – 0.50%
124,927	LSB Industries *	5,171,978

	Utilities – 1.98%
452,274	Northwest Natural Gas	20,542,285

	Total Common Stocks (Cost $725,442,336)	1,026,358,194

See accompanying Notes to Schedule of Investments.

12

Aston Funds

ASTON/TAMRO Small Cap Fund Schedule of Investments (unaudited) – (Continued)	January 31, 2013

Shares		Market Value

INVESTMENT COMPANY – 1.56%
16,153,275	BlackRock Liquidity Funds TempCash Portfolio	16,153,275

	Total Investment Company (Cost $16,153,275)	16,153,275

Total Investments – 100.36% (Cost $741,595,611)**		1,042,511,469

Net Other Assets and Liabilities – (0.36)%		(3,724,904)

Net Assets – 100.00%		$1,038,786,565

*	Non-income producing security.

**	At January 31, 2013, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$309,234,485
Gross unrealized depreciation	(8,318,627)

Net unrealized appreciation	$300,915,858

(a)	This security has been determined by the Subadviser to be an illiquid security. At January 31, 2013, this security amounted to $15,002,559 or 1.44% of net assets.

REIT	Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

13

Aston Funds

ASTON/River Road Select Value Fund Schedule of Investments (unaudited)	January 31, 2013

% of Total Net Assets

Shares		Market Value

COMMON STOCKS – 94.12%

	Consumer Discretionary – 22.25%
29,690	Abercrombie & Fitch, Class A	$1,484,499
208,420	Ascena Retail Group *	3,532,718
164,750	Big Lots *	5,296,712
84,520	Bob Evans Farms	3,741,699
72,320	DreamWorks Animation SKG, Class A *	1,259,090
93,930	Fred’s, Class A	1,241,754
17,820	Iconix Brand Group *	428,571
14,560	International Speedway, Class A	399,090
31,580	Jos A Bank Clothiers *	1,280,253
94,560	Madison Square Garden, Class A *	4,919,011
164,800	Pep Boys - Manny, Moe, & Jack	1,834,224
75,370	Regis	1,337,818
129,180	Rent-A-Center	4,609,142
46,140	Service Corp International	688,870
107,570	Starz - Liberty Capital *	1,714,666
70,410	Texas Roadhouse	1,238,512
69,360	True Religion Apparel	1,644,526
69,360	WMS Industries *	1,716,660

		38,367,815

	Consumer Staples – 6.99%
176,750	Harris Teeter Supermarkets	7,333,358
43,270	Industrias Bachoco, SP ADR (Mexico)	1,203,771
19,866	J & J Snack Foods	1,353,868
67,370	Village Super Market, Class A	2,155,166

		12,046,163

	Energy – 5.02%
28,850	Cloud Peak Energy *	505,164
37,090	Energen	1,785,513
216,019	Miller Energy Resources *	870,557
65,640	Patterson-UTI Energy	1,335,118

Shares		Market Value

	Energy (continued)
122,640	Resolute Energy *	$1,043,666
59,500	Rex Energy *	781,235
142,040	Tetra Technologies *	1,207,340
133,210	Vaalco Energy *	1,130,953

		8,659,546

	Financials – 13.40%
7,985	Alleghany *	2,879,311
40,315	Alterra Capital Holdings (Bahamas)	1,228,398
16,525	Capital Southwest	1,782,221
21,058	Commerce Bancshares	790,728
35,790	FirstService (Canada) *	1,052,226
84,450	Hilltop Holdings *	1,109,673
22,400	Navigators Group *	1,214,752
23,390	Oppenheimer Holdings, Class A	397,864
14,680	PartnerRe (Bermuda)	1,287,289
84,390	PICO Holdings *	1,774,722
41,580	Tower Group	802,494
61,210	W. R. Berkley	2,520,016
11,385	White Mountains Insurance Group	6,269,264

		23,108,958

	Healthcare – 11.67%
21,620	Chemed	1,633,391
83,380	Ensign Group	2,381,333
53,150	Hill-Rom Holdings	1,763,517
54,790	ICU Medical *	3,312,056
259,390	Nordion (Canada) *	1,831,293
128,030	Owens & Minor	3,918,998
85,740	Quality Systems	1,563,898
98,470	STERIS	3,715,273

		20,119,759

	Industrials – 15.87%
67,770	ABM Industries	1,485,518
119,340	Aircastle (Bermuda)	1,646,892
46,010	Brink’s	1,372,018
24,630	Cubic	1,157,610
40,240	G & K Services, Class A	1,611,210
157,134	Geo Group	5,125,711
151,950	Heartland Express	2,101,469
86,700	Insperity	2,915,721
94,900	John Bean Technologies	1,773,681
49,700	Kelly Services, Class A	792,218
81,300	Korn/Ferry International *	1,396,734
46,200	Layne Christensen *	1,047,354
49,519	Standard Parking *	1,037,918
47,800	Unifirst	3,907,172

		27,371,226

See accompanying Notes to Schedule of Investments.

14

Aston Funds

ASTON/River Road Select Value Fund Schedule of Investments (unaudited) – continued	January 31, 2013

Shares		Market Value
	Information Technology – 12.85%
126,720	Convergys	$2,156,774
89,360	CSG Systems International *	1,682,649
89,900	Daktronics	1,066,214
98,870	DST Systems	6,618,358
44,080	Ituran Location and Control (Israel)	628,581
25,480	j2 Global	810,774
32,570	Lexmark International, Class A	783,634
126,950	NeuStar, Class A *	5,730,523
115,090	Total System Services	2,675,843

		22,153,350

	Materials – 2.67%
11,990	Aptargroup	617,845
56,250	Kraton Performance Polymers *	1,476,563
143,260	Pan American Silver (Canada)	2,508,483

		4,602,891

	Telecommunication Services – 2.03%
48,920	Atlantic Tele-Network	2,117,258
54,650	Telephone & Data Systems	1,382,099

		3,499,357

	Utilities – 1.37%
53,400	Avista	1,380,924
27,590	UGI	972,272

		2,353,196

	Total Common Stocks (Cost $132,828,543)	162,282,261

INVESTMENT COMPANY – 5.77%
9,952,736	BlackRock Liquidity Funds TempCash Portfolio	9,952,736

	Total Investment Company (Cost $9,952,736)	9,952,736

Total Investments – 99.89% (Cost $142,781,279)**		172,234,997

Net Other Assets and Liabilities – 0.11%		189,577

Net Assets – 100.00%		$172,424,574

*	Non-income producing security.

**	At January 31, 2013, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$31,369,832
Gross unrealized depreciation	(1,916,114)

Net unrealized appreciation	$29,453,718

SP ADR	Sponsored American Depositary Receipt

See accompanying Notes to Schedule of Investments.

15

Aston Funds

ASTON/River Road Small Cap Value Fund Schedule of Investments (unaudited)	January 31, 2013

% of Total Net Assets

Shares		Market Value

COMMON STOCKS – 94.55%

	Consumer Discretionary – 24.48%
45,280	Abercrombie & Fitch, Class A	$2,264,000
383,918	Ascena Retail Group *	6,507,410
305,570	Big Lots *	9,824,075
153,680	Bob Evans Farms	6,803,413
132,380	DreamWorks Animation SKG,Class A *	2,304,736
176,798	Fred’s, Class A	2,337,270
26,752	International Speedway, Class A	733,272
57,988	Jos A Bank Clothiers *	2,350,834
422,521	Mac-Gray (a)	5,099,828
168,170	Madison Square Garden, Class A *	8,748,203
161,359	Monarch Casino & Resort * (a)	1,671,679
301,380	Motorcar Parts of America *	2,010,205
295,850	Pep Boys - Manny, Moe, & Jack	3,292,811
138,310	Regis	2,455,003
240,649	Rent-A-Center	8,586,356
52,722	Service Corp International	787,139
197,440	Starz - Liberty Capital *	3,147,194
128,530	Texas Roadhouse	2,260,843
127,010	True Religion Apparel	3,011,407
127,000	WMS Industries *	3,143,250

		77,338,928

	Consumer Staples – 9.11%
324,279	Harris Teeter Supermarkets	13,454,336
133,480	Industrias Bachoco, SP ADR (Mexico)	3,713,414
159,660	Ingles Markets, Class A	3,063,875
26,034	J & J Snack Foods	1,774,217
196,617	Omega Protein *	1,358,623
168,796	Village Super Market, Class A (a)	5,399,784

		28,764,249

Shares		Market Value

	Energy – 4.72%
50,810	Cloud Peak Energy *	$889,683
558,393	Evolution Petroleum *	5,254,478
568,758	Miller Energy Resources *	2,292,095
251,020	Resolute Energy *	2,136,180
85,570	Rex Energy *	1,123,534
133,679	Tetra Technologies *	1,136,272
245,985	Vaalco Energy *	2,088,413

		14,920,655

	Financials – 11.70%
28,667	Capital Southwest	3,091,736
229,952	Dime Community Bancshares	3,175,637
22,465	First Citizens BancShares, Class A	3,916,997
61,580	FirstService (Canada) *	1,810,452
158,170	Hilltop Holdings *	2,078,354
148,639	Medallion Financial	1,901,093
44,927	Navigators Group *	2,436,391
9,783	Oppenheimer Holdings, Class A	166,409
125,880	PICO Holdings *	2,647,256
286,440	SWS Group *	1,887,640
35,728	Tompkins Financial	1,461,632
60,915	Tower Group	1,175,660
20,358	White Mountains Insurance Group	11,210,336

		36,959,593

	Healthcare – 11.78%
39,435	Chemed	2,979,314
144,863	Ensign Group	4,137,287
87,920	Hill-Rom Holdings	2,917,186
105,493	ICU Medical *	6,377,052
459,620	Nordion (Canada) *	3,244,917
235,660	Owens & Minor	7,213,553
155,210	Quality Systems	2,831,030
198,960	STERIS	7,506,761

		37,207,100

	Industrials – 15.59%
124,170	ABM Industries	2,721,806
216,920	Aircastle (Bermuda)	2,993,496
53,040	Brink’s	1,581,653
44,026	Cubic	2,069,222
56,348	G & K Services, Class A	2,256,174
287,295	Geo Group	9,371,563
279,140	Heartland Express	3,860,506
162,578	Insperity	5,467,498
150,540	John Bean Technologies	2,813,593
88,822	Kelly Services, Class A	1,415,823
154,650	Korn/Ferry International *	2,656,887
69,680	Layne Christensen *	1,579,646
152,459	Standard Parking *	3,195,541
88,993	Unifirst	7,274,288

		49,257,696

See accompanying Notes to Schedule of Investments.

16

Aston Funds

ASTON/River Road Small Cap Value Fund Schedule of Investments (unaudited) – continued	January 31, 2013

Shares		Market Value

	Information Technology – 12.59%
32,461	Computer Services	$973,505
239,860	Convergys	4,082,417
164,330	CSG Systems International *	3,094,334
171,010	Daktronics	2,028,179
183,466	DST Systems	12,281,214
178,973	Electro Rent	2,770,502
89,570	Ituran Location and Control (Israel)	1,277,268
39,860	j2 Global	1,268,345
59,760	Lexmark International, Class A	1,437,826
234,080	NeuStar, Class A *	10,566,371

		39,779,961

	Materials – 1.83%
106,030	Kraton Performance Polymers *	2,783,288
170,510	Pan American Silver (Canada)	2,985,630

		5,768,918

	Telecommunication Services – 2.02%
89,230	Atlantic Tele-Network	3,861,874
100,090	Telephone & Data Systems	2,531,276

		6,393,150

	Utilities – 0.73%
89,030	Avista	2,302,315

	Total Common Stocks (Cost $215,135,869)	298,692,565

INVESTMENT COMPANY – 5.17%
16,340,210	BlackRock Liquidity Funds TempFund Portfolio	16,340,210

	Total Investment Company (Cost $16,340,210)	16,340,210

Total Investments – 99.72% (Cost $231,476,079)**		315,032,775

Net Other Assets and Liabilities – 0.28%		889,646

Net Assets – 100.00%		$315,922,421

*	Non-income producing security.

(a)	These securities have been determined by the Subadviser to be illiquid securities. At January 31, 2013, these securities amounted to $12,171,291 or 3.85% of net assets.

**	At January 31, 2013, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$85,832,690
Gross unrealized depreciation	(2,275,994)

Net unrealized appreciation	$83,556,696

ADR	American Depositary Receipt
SP ADR	Sponsored American Depositary Receipt

See accompanying Notes to Schedule of Investments.

17

Aston Funds

ASTON/River Road Independent Value Fund Schedule of Investments (unaudited)	January 31, 2013

% of Total Net Assets

Shares		Market Value

COMMON STOCKS – 43.41%

	Consumer Discretionary – 5.54%
692,103	Aaron’s *	$20,520,854
492,676	American Greetings, Class A	7,882,816
277,515	Big Lots *	8,922,107
131,086	Valassis Communications	3,678,273

		41,004,050

	Consumer Staples – 6.71%
842,831	Cott (Canada)	7,636,049
625,997	Harris Teeter Supermarkets	25,972,616
130,143	Oil-Dri Corporation of America	3,611,468
310,263	Weis Markets	12,491,188

		49,711,321

	Energy – 6.02%
284,509	Bill Barrett *	4,543,609
191,779	Contango Oil & Gas	8,233,072
259,662	QEP Resources	7,621,080
306,441	Tidewater	15,067,704
608,654	WPX Energy *	9,148,070

		44,613,535

	Financials – 0.78%
235,253	Baldwin & Lyons, Class B	5,810,749

	Healthcare – 2.24%
543,305	Owens & Minor	16,630,566

Shares		Market Value

	Industrials – 4.35%
56,695	Alamo Group	$1,925,362
430,268	Orbital Sciences *	6,324,940
1,488,096	Sykes Enterprises *	23,958,346

		32,208,648

	Information Technology – 10.00%
451,365	Benchmark Electronics *	7,925,969
753,615	CSG Systems International *	14,190,570
1,143,553	EPIQ Systems	14,111,444
814,516	FLIR Systems	19,361,045
478,459	Mantech International, Class A	11,803,584
348,953	Supertex * (a)	6,671,981

		74,064,593

	Materials – 5.53%
1,818,518	Aurico Gold (Canada) *	12,820,552
1,605,286	Pan American Silver (Canada)	28,108,558

		40,929,110

	Utilities – 2.24%
225,429	Artesian Resources, Class A	5,105,967
443,628	Avista	11,472,220

		16,578,187

	Total Common Stocks (Cost $310,942,596)	321,550,759

INVESTMENT COMPANY – 55.97%
414,644,442	BlackRock Liquidity Funds Treasury Trust Fund Portfolio	$414,644,442

	Total Investment Company (Cost $414,644,442)	414,644,442

Total Investments – 99.38% (Cost $725,587,038)**		736,195,201

Net Other Assets and Liabilities – 0.62%		4,600,327

Net Assets – 100.00%		$740,795,528

*	Non-income producing security.

**	At January 31, 2013, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$22,574,918
Gross unrealized depreciation	(11,966,755)

Net unrealized appreciation	$10,608,163

(a)	This security has been determined by the Subadviser to be an illiquid security. At January 31, 2013, this security amounted to $6,671,981 or 0.90% of net assets.

See accompanying Notes to Schedule of Investments.

18

Aston Funds

ASTON/Silvercrest Small Cap Fund Schedule of Investments (unaudited)	January 31, 2013

% of Total Net Assets

Shares		Market Value

COMMON STOCKS – 98.22%

	Consumer Discretionary – 10.31%
5,232	AFC Enterprises *	$152,041
5,240	Bob Evans Farms	231,975
2,277	Core-Mark Holding	114,146
5,285	Drew Industries	193,537
10,120	La-Z-Boy	158,277
4,310	Lithia Motors, Class A	186,494

		1,036,470

	Consumer Staples – 3.89%
2,804	J & J Snack Foods	191,093
2,794	Lancaster Colony	199,659

		390,752

	Energy – 7.13%
4,190	Bonanza Creek Energy *	129,387
7,570	Forum Energy Technologies *	193,111
5,189	Rosetta Resources *	275,121
7,885	Swift Energy *	118,827

		716,446

	Financials – 19.91%
4,688	EastGroup Properties, REIT	262,716
13,538	FirstMerit	206,184
11,564	Horace Mann Educators	251,401
3,979	Iberiabank	204,879
8,053	Independent Bank/Rockland MA	249,562
3,574	Mid-America Apartment Communities, REIT	233,632
5,620	PacWest Bancorp	154,438
4,362	Prosperity Bancshares	196,770
7,638	Protective Life	241,666

		2,001,248

Shares		Market Value

	Healthcare – 8.86%
2,367	Analogic	$180,342
3,044	ICU Medical *	184,010
3,360	Integra LifeSciences Holdings *	141,624
5,233	Invacare	82,315
3,360	STERIS	126,773
2,963	West Pharmaceutical Services	175,439

		890,503

	Industrials – 22.63%
8,505	Altra Holdings	203,694
5,373	Applied Industrial Technologies	236,197
2,798	Astec Industries	98,825
4,930	Beacon Roofing Supply *	178,170
3,353	Cubic	157,591
5,376	EMCOR Group	195,310
6,477	Hexcel *	173,519
4,129	Mine Safety Appliances	190,842
4,800	TAL International Group	201,120
2,380	Teledyne Technologies *	162,459
2,216	Tennant	102,025
8,919	US Ecology	211,915
3,550	Watts Water Technologies, Class A	163,655

		2,275,322

	Information Technology – 11.53%
3,539	ACI Worldwide *	168,244
13,340	Entegris *	131,532
3,790	Fair Isaac	170,815
3,287	FEI	200,376
3,215	Littelfuse	205,792
8,320	M/A-Com Technology Solutions Holdings*	140,941
5,105	MKS Instruments	141,919

		1,159,619

	Materials – 8.37%
7,250	Chemtura *	171,970
4,542	HB Fuller	177,501
2,587	Innophos Holdings	130,825
12,583	PH Glatfelter	233,792
3,349	Sensient Technologies	127,597

		841,685

	Utilities – 5.59%
3,222	MGE Energy	168,801
7,429	Portland General Electric	213,361
4,833	UIL Holdings	179,836

		561,998

	Total Common Stocks (Cost $8,988,383)	9,874,043

See accompanying Notes to Schedule of Investments.

19

Aston Funds

ASTON/Silvercrest Small Cap Fund Schedule of Investments (unaudited) – continued	January 31, 2013

Shares		Market Value
INVESTMENT COMPANY – 3.57%
358,831	BlackRock Liquidity Funds TempCash Portfolio	$358,831

	Total Investment Company (Cost $358,831)	358,831

Total Investments – 101.79% (Cost $9,347,214)**		10,232,874

Net Other Assets and Liabilities – (1.79)%		(179,851)

Net Assets – 100.00%		$10,053,023

*	Non-income producing security.
**	At January 31, 2013, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$951,959
Gross unrealized depreciation	(66,299)

Net unrealized appreciation	$885,660

REIT	Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

20

Aston Funds

ASTON/Small Cap Growth Fund Schedule of Investments (unaudited)	January 31, 2013

% of Total Net Assets

Shares		Market Value
COMMON STOCKS – 93.98%

	Consumer Discretionary – 12.65%
4,405	Arctic Cat *	$159,197
9,680	Black Diamond *	74,052
745	Buffalo Wild Wings *	54,795
919	GNC Holdings, Class A	33,029
1,020	Hibbett Sports *	53,713
2,346	Monro Muffler Brake	84,972
22,584	Office Depot *	97,789
10,908	OfficeMax	117,588
1,874	Papa John’s International *	105,131
3,855	Shutterfly *	127,523
762	Six Flags Entertainment	47,960

		955,749

	Consumer Staples – 3.22%
3,222	Hain Celestial Group *	183,622
1,107	United Natural Foods *	59,756

		243,378

	Energy – 3.91%
2,656	Carrizo Oil & Gas *	57,051
3,149	Gulfport Energy *	129,959
26,801	Magnum Hunter Resources *	108,276

		295,286

	Financials – 4.47%
4,155	Colony Financial, REIT	89,416
4,618	DuPont Fabros Technology, REIT	109,170
1,821	Highwoods Properties, REIT	65,556
1,982	Stifel Financial *	73,037

		337,179

Shares		Market Value

	Healthcare – 26.31%
4,498	Akorn *	$58,879
1,892	Align Technology *	59,333
1,387	Cubist Pharmaceuticals *	59,697
31,267	Health Management Associates, Class A *	326,427
1,593	HeartWare International *	143,975
7,072	Incyte *	129,983
892	Jazz Pharmaceuticals PLC (Ireland) *	50,300
1,726	Medicines *	51,573
34,552	Merge Healthcare *	92,945
2,798	Puma Biotechnology *	64,746
1,038	Team Health Holdings *	35,157
6,952	Threshold Pharmaceuticals *	32,118
7,065	Tornier NV (Netherlands) *	121,801
4,322	Universal Health Services, Class B	244,798
10,424	Vanguard Health Systems *	145,623
9,100	Volcano *	227,864
2,806	WellCare Health Plans *	142,292

		1,987,511

	Industrials – 17.92%
6,462	Corrections Corp of America	244,845
3,917	CyrusOne *	82,923
7,156	Encore Capital Group *	215,324
8,226	Geo Group	268,332
8,393	Kelly Services, Class A	133,784
3,514	Performant Financial *	44,628
5,166	Triumph Group	363,531

		1,353,367

	Information Technology – 24.19%
8,703	AVG Technologies (Netherlands) *	119,231
4,784	Brightcove *	40,281
1,039	Cirrus Logic *	29,331
4,094	DealerTrack Holdings *	129,289
2,325	Fortinet *	54,847
35,080	Internap Network Services *	277,483
6,377	Liquidity Services *	203,235
8,624	Microsemi *	180,414
7,161	Millennial Media *	82,638
1,413	QLIK Technologies *	31,383
2,256	Riverbed Technology *	43,766
743	Semtech *	22,409
6,043	Skyworks Solutions *	144,669
1,811	Sourcefire *	77,149
3,110	Synchronoss Technologies *	74,049
1,289	TIBCO Software *	30,214
7,068	Vantiv, Class A *	147,156
3,096	VeriFone Systems *	107,493
2,548	WNS Holdings, ADR (Jersey) *	32,436

		1,827,473

	Telecommunication Services – 1.31%
3,591	tw telecom *	99,219

	Total Common Stocks (Cost $6,420,070)	7,099,162

See accompanying Notes to Schedule of Investments.

21

Aston Funds

ASTON/Small Cap Growth Fund Schedule of Investments (unaudited) – continued	January 31, 2013

Shares		Market Value
WARRANTS – 0.00%

	Energy – 0.00%
1,091	Magnum Hunter Resources, Expiration 10/14/13	$153

	Total Warrants (Cost $—)	153

INVESTMENT COMPANY – 9.76%
736,857	BlackRock Liquidity Funds TempCash Portfolio	736,857

	Total Investment Company (Cost $736,857)	736,857

Total Investments – 103.74% (Cost $7,156,927)**		7,836,172

Net Other Assets and Liabilities – (3.74)%		(282,378)

Net Assets – 100.00%		$7,553,794

*	Non-income producing security.

**	At January 31, 2013, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$829,840
Gross unrealized depreciation	(150,595)

Net unrealized appreciation	$679,245

ADR	American Depository Receipt
REIT	Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

22

Aston Funds

ASTON/Small Cap Fund (formerly, the ASTON/Veredus Small Cap Growth Fund) Schedule of Investments (unaudited)	January 31, 2013

% of Total Net Assets

Shares		Market Value
COMMON STOCKS – 93.65%

	Consumer Discretionary – 19.72%
26,200	Chico’s FAS	$469,766
3,113	Chuy’s Holdings *	88,347
8,625	Five Below *	319,125
26,394	Francesca’s Holdings *	749,590
13,900	Jack in the Box *	403,517
18,500	MDC Holdings	727,420
16,150	Pier 1 Imports	350,293
11,675	Ryland Group	463,731
8,750	Stage Stores	199,937
4,340	Ulta Salon Cosmetics & Fragrance	424,539
4,825	Vitamin Shoppe *	294,711

		4,490,976

	Consumer Staples – 7.88%
25,400	B&G Foods	805,180
9,833	Hain Celestial Group *	560,383
20,825	Natural Grocers by Vitamin Cottage *	427,745

		1,793,308

	Energy – 3.14%
9,475	Carrizo Oil & Gas *	203,523
35,250	PetroQuest Energy *	181,185
25,200	Rex Energy *	330,876

		715,584

	Financials – 6.46%
8,250	Banner	249,150
8,950	Community Bank System	254,180
4,550	Jones Lang Lasalle	419,237
4,575	Navigators Group *	248,102
8,100	Wintrust Financial	300,267

		1,470,936

Shares		Market Value

	Healthcare – 14.06%
14,335	Acadia Healthcare *	$366,546
23,475	Alkermes *	541,099
25,275	Health Management Associates, Class A *	263,871
12,967	Healthstream *	321,322
10,225	PerkinElmer	360,329
4,750	Sirona Dental Systems *	315,732
17,200	Spectranetics *	286,552
13,175	Universal Health Services, Class B	746,232

		3,201,683

	Industrials – 25.82%
12,875	AAON	292,777
6,625	AZZ	283,484
96,825	Builders FirstSource *	607,093
14,500	Celadon Group	287,245
25,613	Kelly Services, Class A	408,271
15,750	Marten Transport	320,670
26,265	MasTec *	743,299
11,978	Mistras Group *	263,756
13,170	Powell Industries *	595,942
9,050	Team *	396,481
13,650	Trex *	576,713
15,667	Triumph Group	1,102,487

		5,878,218

	Information Technology – 11.55%
1,152	Anaren *	22,545
39,700	CalAmp *	339,832
73,600	Callidus Software *	307,648
9,950	Ellie Mae *	199,298
8,987	Heartland Payment Systems	285,427
18,771	Liquidity Services *	598,232
9,843	Millennial Media *	113,588
38,225	Move *	360,462
21,050	Tangoe *	304,173
4,682	Vantiv, Class A *	97,479

		2,628,684

	Materials – 5.02%
5,150	American Vanguard	174,585
19,500	Louisiana-Pacific *	378,885
10,375	Texas Industries *	589,715

		1,143,185

	Total Common Stocks (Cost $18,583,158)	21,322,574

WARRANTS – 0.01%

	Energy – 0.01%
4,906	Magnum Hunter Resources, Expiration 10/14/13	687

	Total Warrants (Cost $—)	687

See accompanying Notes to Schedule of Investments.

23

Aston Funds

ASTON/Small Cap Fund (formerly, the ASTON/Veredus Small Cap Growth Fund) Schedule of Investments (unaudited) – continued	January 31, 2013

Shares		Market Value
INVESTMENT COMPANY – 0.44%
100,172	BlackRock Liquidity Funds TempCash Portfolio	$100,172

	Total Investment Company (Cost $100,172)	100,172

Total Investments – 94.10% (Cost $18,683,330)**		21,423,433

Net Other Assets and Liabilities – 5.90%		1,344,382

Net Assets – 100.00%		$22,767,815

*	Non-income producing security.

**	At January 31, 2013, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$3,330,420
Gross unrealized depreciation	(590,317)

Net unrealized appreciation	$2,740,103

See accompanying Notes to Schedule of Investments.

24

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund Schedule of Investments (unaudited)	January 31, 2013

% of Total Net Assets

Par Value		Market Value

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS – 12.91%

	Fannie Mae – 5.59%
$ 959,857	5.000%, 09/25/33 Series 2003-92, Class PZ, REMIC	$1,076,194
902,988	5.596%, 09/25/36 (a) (b) Series 2009-86, Class CI, REMIC	113,539
610,524	6.416%, 10/25/36 (a) (b) Series 2007-57, Class SX, REMIC	88,279
196,455	5.500%, 03/25/38 Series 2008-14, Class ZA, REMIC	222,231
286,815	4.000%, 01/25/41 Series 2010-156, Class ZC, REMIC	303,028
431,818	4.000%, 03/25/41 Series 2011-18, Class UZ, REMIC	464,499
41,393	4.000%, 08/25/41 Series 2011-77, Class CZ, REMIC	41,421
183,176	8.873%, 09/25/41 (a) Series 2011-88, Class SB, REMIC	184,640
69,214	13.321%, 09/25/41 (a) Series 2011-87, Class US, REMIC	69,564
1,113,270	4.500%, 12/25/41 Series 2011-121, Class JP, REMIC	1,159,224
1,032,555	3.500%, 03/25/42 Series 2012-20, Class ZT, REMIC	1,051,392

Par Value		Market Value

	Fannie Mae (continued)
$ 1,545,605	4.000%, 04/25/42 Series 2012-31, Class Z, REMIC	$1,653,947
1,011,718	3.500%, 10/25/42 Series 2012-105, Class Z, REMIC	987,749
2,000,000	1.500%, 02/25/43 (d) Series 2013-6, Class ZH, REMIC	1,985,000
2,000,000	4.357%, 11/25/49 (a) Series 2012-144, Class PT, REMIC	2,138,956

		11,539,663

	Freddie Mac – 5.67%
2,951,996	3.000%, 08/15/42 Series 269, Class 30, STRIP	3,062,855
748,398	5.000%, 12/15/34 Series 2909, Class Z, REMIC	834,218
1,655,222	5.000%, 03/15/35 Series 2945, Class CZ, REMIC	1,801,902
589,474	5.500%, 08/15/36 Series 3626, Class AZ, REMIC	677,862
433,256	5.894%, 04/15/37 (a) (b) Series 3301, Class MS, REMIC	51,442
373,591	5.794%, 11/15/37 (a) (b) Series 3382, Class SB, REMIC	43,758
338,083	6.184%, 11/15/37 (a) (b) Series 3384, Class S, REMIC	46,450
1,500,000	4.000%, 12/15/38 Series 3738, Class BP, REMIC	1,616,161
1,082,585	5.314%, 01/15/39 (a) (b) Series 3500, Class SA, REMIC	115,642
1,091,106	4.500%, 01/15/40 Series 3818, Class JA, REMIC	1,136,209
108,314	4.000%, 01/15/41 Series 3795, Class VZ, REMIC	115,618
260,739	4.000%, 06/15/41 Series 3872, Class BA, REMIC	276,874
212,346	4.000%, 07/15/41 Series 3888, Class ZG, REMIC	226,445
374,343	4.500%, 07/15/41 Series 3894, Class ZA, REMIC	415,209

See accompanying Notes to Schedule of Investments.

25

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund Schedule of Investments (unaudited) – continued	January 31, 2013

Par Value		Market Value

	Fannie Mac (continued)
$ 218,432	9.141%, 09/15/41 (a) Series 3924, Class US, REMIC	$219,151
520,808	3.500%, 11/15/41 Series 3957, Class DZ, REMIC	541,086
471,461	4.000%, 11/15/41 Series 3957, Class HZ, REMIC	511,639

		11,692,521

	Government National Mortgage Association – 1.65%
53,019	31.131%, 03/20/34 (a) Series 2004-35, Class SA	98,919
1,113,965	7.425%, 08/20/38 (a) (b) Series 2008-69, Class SB	216,869
1,145,340	5.951%, 03/20/39 (b) Series 2010-98, Class IA	102,725
1,179,029	4.500%, 05/16/39 Series 2009-32, Class ZE	1,292,663
589,515	4.500%, 05/20/39 Series 2009-35, Class DZ	664,099
580,754	4.500%, 09/20/39 Series 2009-75, Class GZ	653,178
2,574,434	5.245%, 06/20/41 (a) (b) Series 2011-89, Class SA	370,113

		3,398,566

	Total Agency Collateralized Mortgage Obligations (Cost $25,604,340)	26,630,750

U.S. GOVERNMENT OBLIGATIONS – 19.19%

	U.S. Treasury Bonds – 3.03%
2,050,000	4.250%, 05/15/39	2,510,930
3,320,000	3.750%, 08/15/41	3,735,518

		6,246,448

	U.S. Treasury Notes – 16.16%
3,400,000	0.750%, 03/31/13	3,404,117
3,370,000	0.625%, 04/30/13	3,374,873
3,600,000	0.375%, 06/30/13	3,604,500
3,370,000	2.375%, 05/31/18	3,619,329
1,100,000	1.500%, 08/31/18	1,128,703
3,380,000	1.250%, 04/30/19	3,393,202
3,390,000	1.000%, 08/31/19	3,330,411
1,430,000	1.250%, 10/31/19	1,424,414
3,400,000	2.625%, 11/15/20	3,669,345
6,460,000	1.750%, 05/15/22	6,387,829

		33,336,723

	Total U.S. Government Obligations (Cost $40,236,196)	39,583,171

Par Value		Market Value

U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES – 8.56%

	Fannie Mae – 6.33%
$ 525,465	4.000%, 09/01/31 Pool # MA3894	$562,726
1,157,432	3.500%, 12/01/31 Pool # MA0919	1,222,893
1,014,248	3.500%, 01/01/32 Pool # MA0949	1,071,611
2,857,828	3.000%, 12/01/32 Pool # MA1275	2,974,728
712,595	4.000%, 02/01/42 Pool # AK4039	734,176
507,730	4.500%, 03/01/42 Pool # MA1050	534,121
1,442,881	3.500%, 05/01/42 Pool # MA1068	1,492,473
1,605,099	4.000%, 06/01/42 Pool # AB5459	1,653,710
2,723,102	3.500%, 07/01/42 Pool # MA1117	2,816,694

		13,063,132

	Freddie Mac – 2.23%
1,993,925	3.000%, 01/01/33 Gold Pool # C91594	2,076,733
99,813	5.000%, 07/01/35 Gold Pool # G01840	108,016
42,922	5.500%, 12/01/38 Gold Pool # G06172	46,445
503,861	4.000%, 10/01/41 Gold Pool # T60392	525,104
1,778,952	3.500%, 10/01/42 Gold Pool # T65110	1,831,803

		4,588,101

	Total U.S. Government Mortgage-Backed Securities (Cost $17,741,089)	17,651,233

CORPORATE NOTES AND BONDS – 33.29%

	Consumer Discretionary – 1.70%
300,000	ADT 3.500%, 07/15/22 (c)	292,258
340,000	Daimler Finance North America 1.950%, 03/28/14 (c)	344,013
275,000	DIRECTV Holdings 5.000%, 03/01/21	304,639
500,000	Ford Motor Senior Unsecured Notes 7.450%, 07/16/31	640,000
400,000	Macy’s Retail Holdings 2.875%, 02/15/23	379,728
275,000	Mattel Senior Unsecured Notes 2.500%, 11/01/16	286,705
100,000	Prime Holdings Labuan (Malaysia) 5.375%, 09/22/14	105,210

See accompanying Notes to Schedule of Investments.

26

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund Schedule of Investments (unaudited) – continued	January 31, 2013

Par Value		Market Value

	Consumer Discretionary (continued)
$ 250,000	Teva Pharmaceutical Finance Co BV (Netherland) 2.950%, 12/18/22	$248,131
	Time Warner Cable
225,000	5.000%, 02/01/20	257,635
325,000	4.500%, 09/15/42	303,571
300,000	Wynn Las Vegas 7.750%, 08/15/20	339,750

		3,501,640

	Consumer Staples – 2.72%
700,000	Altria Group 2.850%, 08/09/22	678,476
400,000	Anadolu Efes Biracilik Ve Malt Sanayii AS (Turkey) Senior Unsecured Notes 3.375%, 11/01/22 (c)	385,500
300,000	CCL Finance (Cayman Islands) 9.500%, 08/15/14	333,000
275,000	Coca-Cola Senior Unsecured Notes 1.800%, 09/01/16	284,674
125,000	ConAgra Foods Senior Unsecured Notes 3.200%, 01/25/23	125,439
100,000	Corp Lindley (Peru) Senior Unsecured Notes 6.750%, 11/23/21 (c)	116,250
	Corp Pesquera Inca (Peru)
200,000	9.000%, 02/10/17	213,000
100,000	9.000%, 02/10/17 (c)	106,500
250,000	Diageo Capital (United Kingdom) 1.500%, 05/11/17	252,317
260,000	General Mills Senior Unsecured Notes 3.150%, 12/15/21	270,806
120,000	Gruma (Mexico) Senior Unsecured Notes 7.750%, 12/29/49	122,400
400,000	IOI Investment L Bhd (Malaysia) 4.375%, 06/27/22	417,312
70,000	JBS USA Senior Unsecured Notes 7.250%, 06/01/21	73,063
268,000	Kellogg Senior Unsecured Notes 7.450%, 04/01/31	363,520
240,000	Kraft Foods Senior Unsecured Notes 5.375%, 02/10/20	285,702
625,000	Kroger Senior Unsecured Notes 3.400%, 04/15/22	636,702
280,000	Tyson Foods 4.500%, 06/15/22	302,561

Par Value		Market Value

	Consumer Staples (continued)
$ 600,000	Wal-Mart Stores Senior Unsecured Notes 3.250%, 10/25/20	$644,151

		5,611,373

	Energy – 5.40%
300,000	AKTransneft OJSC Via TransCapitalInvest (Ireland) Senior Unsecured Notes 5.670%, 03/05/14	313,800
220,000	BP Capital Markets (United Kingdom) 4.750%, 03/10/19	254,616
200,000	CNPC General Capital (British Virgin Islands) Senior Unsecured Notes 2.750%, 04/19/17	207,857
225,000	ConocoPhillips 6.500%, 02/01/39	309,713
200,000	Devon Energy Senior Unsecured Notes 6.300%, 01/15/19	245,005
350,000	4.000%, 07/15/21	371,137
600,000	Gazprom OAO Via Gaz Capital SA (Luxemburg) Senior Unsecured Notes 8.125%, 07/31/14	650,460
383,858	Gazprom OAO Via Gazprom International SA (Luxemburg) Senior Unsecured Notes 7.201%, 02/01/20	438,558
270,000	Halliburton Senior Unsecured Notes 6.150%, 09/15/19	338,945
225,000	Kinder Morgan Energy Partners Senior Unsecured Notes 6.950%, 01/15/38	283,556
75,000	6.500%, 09/01/39	90,370
225,000	Marathon Petroleum Senior Secured Notes 5.125%, 03/01/21	259,256
800,000	Novatek OAO Via Novatek Finance (Ireland) Senior Unsecured Notes 5.326%, 02/03/16	856,400
326,000	ONEOK Partners 6.125%, 02/01/41	387,314
800,000	Pacific Rubiales Energy (Canada) 7.250%, 12/12/21	936,800
215,000	7.250%, 12/12/21 (c)	251,765
550,000	Pemex Project Funding Master Trust 6.625%, 06/15/35	666,875
400,000	Petroleos Mexicanos (Mexico) 3.500%, 01/30/23 (c)	393,000
200,000	6.625%, 09/28/99	210,500
325,000	Phillips 66 5.875%, 05/01/42 (c)	384,461

See accompanying Notes to Schedule of Investments.

27

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ASTON/DoubleLine Core Plus Fixed Income Fund Schedule of Investments (unaudited) – continued	January 31, 2013

Par Value		Market Value

	Energy (continued)
$ 250,000	Reliance Holdings USA 5.400%, 02/14/22 (c)	$277,935
400,000	Sibur Securities (Ireland) 3.914%, 01/31/18 (c) (d)	398,600
250,000	Transocean (Cayman Islands) 6.000%, 03/15/18	288,023
800,000	Transportadora de Gas Internacional SA ESP (Colombia) Senior Unsecured Notes 5.700%, 03/20/22	900,000
700,000	Tupras Turkiye Petrol Rafinerileri AS (Turkey) Senior Unsecured Notes 4.125%, 05/02/18 (c) (e)	705,250
300,000	4.125%, 05/02/18	302,250
350,000	Valero Energy 6.125%, 02/01/20	421,482

		11,143,928

	Financials – 9.61%
600,000	American Express Credit Senior Unsecured Notes 2.750%, 09/15/15	627,420
575,000	Australia & New Zealand Banking Group (Australia) Senior Unsecured Notes 4.875%, 01/12/21 (c)	661,222
200,000	Banco Bradesco SA/Cayman Islands (Brazil) Subordinated Notes 5.750%, 03/01/22 (c)	217,000
500,000	Banco de Chile (Chile) 6.250%, 06/15/16	556,412
220,000	Banco de Credito del Peru/Panama (Peru) Senior Unsecured Notes 4.750%, 03/16/16	234,850
600,000	Banco de Credito e Inversiones (Chile) Senior Unsecured Notes 3.000%, 09/13/17 (c)	614,176
400,000	Banco do Brasil SA/Cayman Islands (Brazil) 8.500%, 10/20/99 (a)	476,000
100,000	Banco Internacional del Peru (Peru) 8.500%, 04/23/70 (a)	111,250
300,000	Banco Latinoamericano de Comercio Exterior (Peru) Senior Unsecured Notes 3.750%, 04/04/17	309,750
100,000	Banco Mercantil del Norte SA (Mexico) Senior Unsecured Notes 4.375%, 07/19/15	105,000
300,000	Subordinated Notes 6.862%, 10/13/21 (a)	325,473

Par Value		Market Value

	Financials (continued)
$ 100,000	Bancolombia SA (Colombia) Senior Unsecured Notes 4.250%, 01/12/16	$105,500
650,000	Bank of Montreal (Canada) Senior Unsecured Notes 1.400%, 09/11/17	648,959
640,000	BB&T Senior Unsecured Notes 1.600%, 08/15/17	645,329
275,000	Boston Properties Senior Unsecured Notes, REIT 4.125%, 05/15/21	296,201
1,000,000	Cielo (Brazil) Senior Unsecured Notes 3.750%, 11/16/22	966,000
800,000	Corpbanca (Chile) 3.125%, 01/15/18	797,782
250,000	CorpGroup Banking (Chile) 6.750%, 03/15/23 (c) (d)	254,063
400,000	DBS Bank (Singapore) 5.000%, 11/15/19 (a)	422,852
150,000	El Fondo MIVIVIENDA (Peru) 3.500%, 01/31/23 (c)	149,250
575,000	General Electric Capital Senior Unsecured Notes 2.900%, 01/09/17	606,131
200,000	Global Bank (Pitcairn Island) 4.750%, 10/05/17	204,200
250,000	Goldman Sachs Group Senior Unsecured Notes 5.750%, 01/24/22	291,972
600,000	Grupo Aval (Cayman Islands) 5.250%, 02/01/17	647,400
200,000	4.750%, 09/26/22 (c)	204,000
200,000	4.750%, 09/26/22	204,000
99,766	IIRSA Norte Finance (Cayman Islands) Senior Secured Notes 8.750%, 05/30/24	123,091
300,000	Industrial Senior Trust (Cayman Islands) 5.500%, 11/01/22	304,500
300,000	5.500%, 11/01/22 (c) (e)	304,500
100,000	Industry & Construction Bank St Petersburg 5.010%, 09/29/15 (a)	103,375
125,000	JPMorgan Chase Senior Unsecured Notes 4.950%, 03/25/20	143,339
400,000	4.500%, 01/24/22	441,642
675,000	Korea Development Bank (South Korea) Senior Unsecured Notes 4.375%, 08/10/15	729,810
424,000	Liberty Mutual 6.500%, 05/01/42 (c)	476,220
400,000	Malayan Banking Bhd (Malaysia) 3.250%, 09/20/22 (a)	405,820

See accompanying Notes to Schedule of Investments.

28

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ASTON/DoubleLine Core Plus Fixed Income Fund Schedule of Investments (unaudited) – continued	January 31, 2013

Par Value		Market Value

	Financials (continued)
$ 72,000	MetLife Senior Unsecured Notes 6.375%, 06/15/34	$93,155
175,000	5.700%, 06/15/35	207,295
125,000	5.875%, 02/06/41	154,400
200,000	4.125%, 08/13/42	191,754
545,000	National Rural Utilities Cooperative Finance Collateral Trust 10.375%, 11/01/18	802,968
300,000	Oversea-Chinese Banking (Singapore) 4.250%, 11/18/19 (a)	312,872
336,000	PNC Funding 4.375%, 08/11/20	381,193
200,000	3.300%, 03/08/22	205,693
350,000	Pttep Australia International Finance Property (Australia) 4.152%, 07/19/15	370,191
500,000	Qtel International Finance (Bermuda) 3.375%, 10/14/16	526,250
200,000	Russian Agricultural Bank (Luxemburg) Senior Unsecured Notes 7.125%, 01/14/14	209,480
800,000	Scotiabank Peru (Peru) 4.500%, 12/13/27 (a) (c)	794,000
75,000	Simon Property Group Senior Unsecured Notes 5.650%, 02/01/20	89,755
160,000	4.375%, 03/01/21	178,974
200,000	United Overseas Bank 5.375%, 09/03/19 (a)	211,313
700,000	VTB Bank OJSC Via VTB Capital (Luxembourg) Senior Unsecured Notes 6.875%, 05/29/18	780,500
525,000	Wells Fargo Senior Unsecured Notes 4.600%, 04/01/21	594,360

		19,818,642

	Healthcare – 1.12%
50,000	Becton Dickinson Senior Unsecured Notes 3.250%, 11/12/20	53,002
405,000	3.125%, 11/08/21	422,906
350,000	Biogen Idec Senior Unsecured Notes 6.875%, 03/01/18	430,460
425,000	Celgene Senior Unsecured Notes 3.250%, 08/15/22	424,720
375,000	Express Scripts Holding 2.100%, 02/12/15 (c)	383,355
350,000	WellPoint Senior Unsecured Notes 5.250%, 01/15/16	390,572
175,000	5.875%, 06/15/17	206,098

		2,311,113

Par Value		Market Value

	Industrials – 6.22%
$ 200,000	Alpek SA de CV (Mexico) Senior Unsecured Notes 4.500%, 11/20/22 (c)	$207,000
200,000	Alrosa Finance (Luxemburg) 8.875%, 11/17/14	222,220
300,000	BFF International (Cayman Islands) 7.250%, 01/28/20	357,000
300,000	Boeing Senior Unsecured Notes 6.875%, 03/15/39	421,376
250,000	Cemex Finance (Mexico) Senior Secured Notes 9.500%, 12/14/16	268,325
100,000	Cemex Sab de CV (Mexico) Senior Secured Notes 9.000%, 01/11/18	108,500
600,000	Cencosud (Chile) 4.875%, 01/20/23 (c)	617,762
400,000	CFR International SPA (Colombia) 5.125%, 12/06/22 (c)	414,782
200,000	Corp GEO Sab de CV 8.875%, 03/27/22	205,200
200,000	Corp Nacional del Cobre de Chile (Chile) Senior Unsecured Notes 3.000%, 07/17/22 (c)	197,531
185,000	Covidien International Finance (Luxembourg) 2.800%, 06/15/15	194,468
252,000	6.000%, 10/15/17	303,009
100,000	CSN Islands IX (Cayman Islands) 10.000%, 01/15/15	113,250
500,000	Embraer Overseas (Cayman Islands) 6.375%, 01/24/17	572,500
150,000	6.375%, 01/15/20	177,000
600,000	Empresas ICA (Mexico) 8.375%, 07/24/17	628,500
200,000	8.900%, 02/04/21	212,000
600,000	ESAL GmbH (Belize) 6.250%, 02/05/23 (c)	585,750
200,000	Freeport-McMoRan Copper & Gold Senior Unsecured Notes 2.150%, 03/01/17	201,667
800,000	3.550%, 03/01/22	781,272
500,000	Grupo KUO SAB de CV (Mexico) 6.250%, 12/04/22 (c)	542,500
400,000	6.250%, 12/04/22	434,000
125,000	Illinois Tool Works Senior Unsecured Notes 6.250%, 04/01/19	156,311
325,000	3.375%, 09/15/21	349,304
200,000	LPG International (Cayman Islands) 7.250%, 12/20/15	224,000
400,000	NET Servicos de Comunicacao (Brazil) 7.500%, 01/27/20	459,000
250,000	Novartis Capital 4.400%, 04/24/20	287,007

See accompanying Notes to Schedule of Investments.

29

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ASTON/DoubleLine Core Plus Fixed Income Fund Schedule of Investments (unaudited) – continued	January 31, 2013

Par Value		Market Value

	Industrials (continued)
$ 300,000	Penerbangan Malaysia (Malaysia) 5.625%, 03/15/16	$339,102
200,000	Pesquera Exalmar S.A.A. (Peru) Senior Unsecured Notes 7.375%, 01/31/20 (c)	197,000
600,000	PTT PCL (Thailand) Senior Unsecured Notes 3.375%, 10/25/22	589,762
600,000	Samarco Mineracao (Brazil) Senior Unsecured Notes 4.125%, 11/01/22 (c)	599,700
	Southwest Airlines Senior Unsecured Notes
337,000	5.750%, 12/15/16	379,723
225,000	5.125%, 03/01/17	247,398
200,000	STATS ChipPAC (Singapore) 5.375%, 03/31/16	210,000
200,000	Telefonica Celular del Paraguay (Paraguay) Senior Unsecured Notes 6.750%, 12/13/22 (c)	217,500
150,000	United Technologies Senior Unsecured Notes 3.100%, 06/01/22	155,439
375,000	Waste Management 6.125%, 11/30/39	464,253
200,000	WPE International Cooperatief (Netherlands) 10.375%, 09/30/20	186,000

		12,827,111

	Information Technology – 1.00%
450,000	Arrow Electronics Senior Unsecured Notes 3.375%, 11/01/15	466,573
375,000	Microsoft Senior Unsecured Notes 2.125%, 11/15/22	363,561
400,000	Motorola Solutions Senior Unsecured Notes 6.000%, 11/15/17	468,840
300,000	Oracle Senior Unsecured Notes 1.200%, 10/15/17	299,508
450,000	Xerox Senior Unsecured Notes 4.250%, 02/15/15	474,132

		2,072,614

	Materials – 1.90%
600,000	Alfa MTN Invest 9.250%, 06/24/13	617,520
300,000	Alfa MTN Issuance 8.000%, 03/18/15	326,160
	Celulosa Arauco y Constitucion SA (Chile) Senior Unsecured Notes
300,000	5.000%, 01/21/21	317,323

Par Value		Market Value

	Materials (continued)
$ 200,000	4.750%, 01/11/22	$208,891
200,000	Corp Nacional del Cobre de Chile (Chile) Senior Unsecured Notes 3.875%, 11/03/21	211,766
275,000	Dow Chemical Senior Unsecured Notes 3.000%, 11/15/22	269,091
	Ecolab Senior Unsecured Notes
75,000	2.375%, 12/08/14	77,206
200,000	1.000%, 08/09/15	201,126
100,000	Inversiones CMPC (Chile) 4.875%, 06/18/13	101,225
250,000	4.750%, 01/19/18	264,049
150,000	4.500%, 04/25/22 (c)	154,005
200,000	4.500%, 04/25/22	205,341
600,000	Mexichem SAB de CV (Mexico) Senior Unsecured Notes 4.875%, 09/19/22 (c)	633,750
325,000	Teck Resources (Canada) 5.400%, 02/01/43	329,607

		3,917,060

	Telecommunications – 1.33%
275,000	AT&T Senior Unsecured Notes 5.350%, 09/01/40	302,683
150,000	Axiata SPV1 Labuan (Malaysia) 5.375%, 04/28/20	171,010
521,000	British Telecom (United Kingdom) Senior Unsecured Notes 5.950%, 01/15/18	620,773
25,000	Deutsche Telekom International Finance BV (Netherlands) 8.750%, 06/15/30	36,598
300,000	France Telecom (France) Senior Unsecured Notes 2.750%, 09/14/16	313,670
300,000	Globo Comunicacao e Participacoes (Brazil) 6.250%, 07/20/15 (f)	329,250
200,000	5.307%, 05/11/22 (c) (f)	223,500
200,000	Senior Unsecured Notes 5.307%, 05/11/22 (f)	223,500
200,000	Koninklijke KPN NV (Netherlands) Senior Unsecured Notes 8.375%, 10/01/30	262,108
250,000	Vimpel Communications Via VIP Finance (Ireland) Senior Unsecured Notes 8.375%, 04/30/13	255,125

		2,738,217

See accompanying Notes to Schedule of Investments.

30

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ASTON/DoubleLine Core Plus Fixed Income Fund Schedule of Investments (unaudited) – continued	January 31, 2013

Par Value		Market Value

	Transportation Non Rail – 0.66%
	Gazprombank OJSC Via GPB Eurobond Finance (Ireland) Senior Unsecured Notes
$ 700,000	7.933%, 06/28/13	$720,440
400,000	5.625%, 05/17/17	425,317
200,000	Transnet SOC (South Africa) Senior Unsecured Notes 4.500%, 02/10/16	211,131

		1,356,888

	Utilities – 1.63%
	Abu Dhabi National Energy (United Arab Emirates) Senior Unsecured Notes
100,000	4.750%, 09/15/14	104,750
400,000	5.875%, 12/13/21	469,000
500,000	AES Andres Dominicana (Cayman Islands) Senior Secured Notes 9.500%, 11/12/20	555,000
150,000	AES Gener (Chile) Senior Unsecured Notes 7.500%, 03/25/14	159,711
275,000	Duke Energy Senior Unsecured Notes 3.550%, 09/15/21	288,358
350,000	EGE Haina Finance (Cayman Islands) Senior Secured Notes 9.500%, 04/26/17	366,625
200,000	Hongkong Electric Finance (British Virgin Islands) 4.250%, 12/14/20	216,139
200,000	Instituto Costarricense de Electricidad (Cost Rica) Senior Unsecured Notes 6.950%, 11/10/21 (c)	232,000
375,000	Midamerican Energy Holdings Senior Unsecured Notes 6.500%, 09/15/37	490,262
450,000	Southern Power Senior Unsecured Notes 4.875%, 07/15/15	493,919

		3,375,764

	Total Corporate Notes and Bonds (Cost $67,876,122)	68,674,350

COLLATERALIZED MORTGAGE-BACKED SECURITIES – 19.58%
1,072,000	American General Mortgage Loan Trust Series 2010-1A, Class A3 5.650%, 03/25/58 (a) (c)	1,136,506
250,000	Banc of America Commercial Mortgage Trust Series 2007-5, Class AM 5.772%, 02/10/51 (a)	284,360

Par Value		Market Value
$ 803,044	Banc of America Funding Series 2010-R9, Class 3A3 5.500%, 12/26/35 (c)	$556,482
1,011,931	Banc of America Funding Series 2006-B, Class 7A1 5.546%, 03/20/36 (a)	917,694
1,184,069	Banc of America Funding Series 2012-R4, Class A 0.474%, 03/04/39 (a) (c) (d)	1,138,483
196,980	Banc of America Large Loan Trust Series 2007-BMB1, Class A2 0.956%, 08/15/29 (a) (c)	194,155
75,000	Banc of America Merrill Lynch Commercial Mortgage Series 2006-4, Class AM 5.675%, 07/10/46	85,140
100,000	Banc of America Re-REMIC Trust Series 2012-CLRN, Class B 1.806%, 08/15/29 (a) (c)	101,399
100,000	Banc of America Re-REMIC Trust Series 2012-CLRN, Class D 2.906%, 08/15/29 (a) (c)	102,601
587,061	Bear Stearns Asset Backed Securities Trust Series 2004-AC2, Class 2A 5.000%, 05/25/34	592,016
125,000	Bear Stearns Commercial Mortgage Securities Series 2006-PW14, Class AM 5.243%, 12/11/38	140,849
275,000	Bear Stearns Commercial Mortgage Securities Series 2007-PW16, Class AM 5.717%, 06/11/40 (a)	314,045
100,000	Bear Stearns Commercial Mortgage Securities Series 2005-PWR8, Class A4 4.674%, 06/11/41	107,872
25,000	Bear Stearns Commercial Mortgage Securities Series 2006-PW13, Class AM 5.582%, 09/11/41 (a)	28,142
100,000	Bear Stearns Commercial Mortgage Securities Series 2006-T24, Class AM 5.568%, 10/12/41 (a)	113,293
100,000	Bear Stearns Commercial Mortgage Securities Series 2005-T18, Class AJ 5.005%, 02/13/42 (a)	106,757
200,000	Bear Stearns Commercial Mortgage Securities Series 2007-PW17, Class AM 5.890%, 06/11/50 (a)	231,866
330,096	Citicorp Mortgage Securities Series 2007-2, Class 3A1 5.500%, 02/25/37	333,296

See accompanying Notes to Schedule of Investments.

31

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ASTON/DoubleLine Core Plus Fixed Income Fund Schedule of Investments (unaudited) – continued	January 31, 2013

Par Value		Market Value
$ 50,000	Citigroup Commercial Mortgage Trust Series 2005-C3, Class AM 4.830%, 05/15/43 (a)	$53,737
996,898	Citigroup Commercial Mortgage Trust Series 2012-GC8, Class XA 2.263%, 09/10/45 (a) (b) (c)	135,402
130,000	Citigroup Commercial Mortgage Trust Series 2006-C5, Class AM 5.462%, 10/15/49	146,976
175,000	Citigroup Commercial Mortgage Trust Series 2007-C6, Class AM 5.702%, 12/10/49 (a)	199,302
250,000	Citigroup Commercial Mortgage Trust Series 2008-C7, Class AM 6.063%, 12/10/49 (a)	285,222
6,992,611	Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD5, Class XP 0.169%, 11/15/44 (a) (b) (c)	25,600
340,000	Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD4, Class AMFX 5.366%, 12/11/49 (a)	366,759
1,171,713	Citimortgage Alternative Loan Trust Series 2007-A4, Class 1A13 5.750%, 04/25/37	1,001,865
200,000	Commercial Mortgage Pass Through Certificates Series 2007-TFLA, Class B 0.356%, 02/15/22 (a) (c)	194,376
150,000	Commercial Mortgage Pass Through Certificates Series 2012-FL2, Class GPI 3.706%, 09/17/29 (a) (c) (d) (e)	149,588
300,000	Commercial Mortgage Pass Through Certificates Series 2006-C3, Class AM 5.786%, 06/15/38 (a)	331,271
275,000	Commercial Mortgage Pass Through Certificates Series 2006-C4, Class AM 5.509%, 09/15/39	301,029
175,000	Commercial Mortgage Pass Through Certificates Series 2006-C5, Class AM 5.343%, 12/15/39	192,396
1,996,308	Commercial Mortgage Pass Through Certificates Series 2012-CR3, Class XA 2.220%, 11/15/45 (a) (b)	291,105
50,000	Commercial Mortgage Pass Through Certificates Series 2006-C7, Class AM 5.773%, 06/10/46 (a)	54,890
176,743	Commercial Mortgage Pass Through Certificates Series 2010-C1, Class XPA 2.352%, 07/10/46 (a) (b) (c)	10,222

Par Value		Market Value
$ 250,000	Commercial Mortgage Trust Series 2005-GG5, Class AM 5.277%, 04/10/37 (a)	$272,085
200,000	Commercial Mortgage Trust Series 2006-CD3, Class AM 5.648%, 10/15/48	225,968
275,000	Commical Mortgage Trust Series 2011-THL, Class B 4.554%, 06/09/28 (c)	282,121
1,715,786	Countrywide Alternative Loan Trust Series 2005-J8, Class 1A5 5.500%, 07/25/35	1,662,905
2,198,980	Countrywide Alternative Loan Trust Series 2005-86CB, Class A5 5.500%, 02/25/36	1,778,301
609,464	Countrywide Alternative Loan Trust Series 2006-J1, Class 2A1 7.000%, 02/25/36	305,816
135,256	Countrywide Alternative Loan Trust Series 2007-18CB, Class 2A17 6.000%, 08/25/37	114,106
512,437	Countrywide Alternative Loan Trust Series 2007-23CB, Class A3 0.704%, 09/25/37 (a)	306,240
495,596	Countrywide Alternative Loan Trust Series 2007-23CB, Class A4 6.290%, 09/25/37 (a) (b)	123,417
1,201,444	Countrywide Home Loan Mortgage Pass Through Trust Series 2005-HYB8, Class 4A1 4.677%, 12/20/35 (a)	1,076,328
1,132,716	Countrywide Home Loan Mortgage Pass Through Trust Series 2007-2, Class A13 6.000%, 03/25/37	1,044,969
265,673	Countrywide Home Loan Mortgage Pass Through Trust Series 2007-7, Class A4 5.750%, 06/25/37	249,206
100,000	Credit Suisse First Boston Mortgage Securities Series 1998 -C2 Class F 6.750%, 11/15/30 (a) (c)	106,391
3,190,412	Credit Suisse First Boston Mortgage Securities Series 1997-C2, Class AX 0.184%, 01/17/35 (a) (b)	4,393
165,309	Credit Suisse First Boston Mortgage Securities Series 2005-8, Class 9A4 5.500%, 09/25/35	161,421
250,000	Credit Suisse First Boston Mortgage Securities Series 2005-C6, Class AJ 5.230%, 12/15/40 (a)	266,530
158,204	Credit Suisse Mortgage Capital Certificates Series 2006-TF2A, Class A2 0.376%, 10/15/21 (a) (c)	155,159

See accompanying Notes to Schedule of Investments.

32

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ASTON/DoubleLine Core Plus Fixed Income Fund Schedule of Investments (unaudited) – continued	January 31, 2013

Par Value		Market Value
$ 600,240	Credit Suisse Mortgage Capital Certificates Series 2006-7, Class 1A3 5.000%, 08/25/36	$494,612
449,994	Credit Suisse Mortgage Capital Certificates Series 2009-13R, Class 2A1 6.000%, 01/26/37 (c)	466,402
1,740,272	Credit Suisse Mortgage Capital Certificates Series 2007-1, Class 5A4 6.000%, 02/25/37	1,536,825
150,000	Credit Suisse Mortgage Capital Certificates Series 2010-RR2, Class 3B 5.342%, 12/15/43 (a) (c)	169,518
250,000	Credit Suisse Mortgage Capital Certificates Series 2009-RR2, Class IQB 5.695%, 04/16/49 (a) (c)	276,910
150,000	CW Capital Cobalt Commercial Mortgage Trust Series 2007-C2, Class AMFX 5.526%, 04/15/47 (a)	170,894
200,000	DBRR Trust Series 2012-EZ1, Class A 1.393%, 09/25/45 (c) (d)	200,708
250,000	DBRR Trust Series 2011-C32, Class A3B 5.739%, 06/17/49 (a) (c)	279,523
275,000	Fontainebleau Miami Beach Trust Series 2001-FBLU, Class C 4.270%, 05/05/27 (c)	288,627
100,000	Fontainebleau Miami Beach Trust Series 2012-FBLU, Class E 5.253%, 05/05/27 (c)	105,224
100,000	GE Capital Commercial Mortgage Series 2005-C2, Class B 5.113%, 05/10/43 (a)	103,725
50,000	GMAC Commercial Mortgage Securities Series 2006-C1, Class AM 5.290%, 11/10/45 (a)	54,228
100,000	GMAC Commercial Mortgage Securities Series 2006 -C1 Class AJ 5.349%, 11/10/45 (a)	85,942
250,000	Greenwich Capital Commercial Funding Series 2007-GG9, Class AMFX 5.475%, 03/10/39	271,431
250,000	Greenwich Capital Commercial Funding Series 2007-GG11, Class AM 5.867%, 12/10/49 (a)	281,013
100,000	GS Mortgage Securities Corp II Series 2006-GG6, Class AM 5.622%, 04/10/38 (a)	110,617

Par Value		Market Value
$ 350,000	GS Mortgage Securities Trust Series 2006-GG6, Class AJ 5.638%, 04/10/38 (a)	$344,884
1,026,681	GSR Mortgage Loan Trust Series 2006-AR1, Class 3A1 3.226%, 01/25/36 (a)	947,914
168,828	HSBC Asset Loan Obligation Series 2007-2, Class 1A1 5.500%, 09/25/37	169,677
2,529,587	JPMorgan Chase Commercial Mortgage Securities Series 2006-LDP8, Class X 0.538%, 05/15/45 (a) (b)	39,758
991,417	JPMorgan Chase Commercial Mortgage Securities Series 2012-CBX, Class XA 2.049%, 06/15/45 (a) (b)	115,982
2,491,839	JPMorgan Chase Commercial Mortgage Securities Series 2012-C8, Class XA 2.220%, 10/15/45 (a) (b)	336,700
1,271,977	JPMorgan Chase Commercial Mortgage Securities Series 2011-C4, Class XA 1.590%, 07/15/46 (a) (b) (c)	87,677
350,000	JPMorgan Chase Commercial Mortgage Securities Series 2007-CB17 Class AM 5.726%, 02/12/49 (a)	390,149
175,000	JPMorgan Chase Commercial Mortgage Securities Series 2009-RR2, Class GEB 5.543%, 12/17/49 (c)	196,406
250,000	JPMorgan Chase Commercial Mortgage Securities Series 2007-CB20, Class AM 5.878%, 02/12/51 (a)	291,363
93,407	JPMorgan Chase Commercial Mortgage Securities Series 2007-C1, Class ASB 5.857%, 02/15/51	102,791
250,000	JPMorgan Chase Commercial Mortgage Securities Series 2007-LD12, Class AM 6.002%, 02/15/51 (a)	281,195
250,000	LB Commercial Mortgage Trust Series 2007-C3, Class AMFL 5.894%, 07/15/44 (a) (c)	286,892
54,643	LB-UBS Commercial Mortgage Trust Series 2004-C1, Class A3 4.361%, 01/15/29	55,048
100,000	LB-UBS Commercial Mortgage Trust Series 2003-C7, Class D 5.114%, 07/15/37 (a)	102,338
100,000	LB-UBS Commercial Mortgage Trust Series 2006-C7 Class AJ 5.407%, 11/15/38	75,854

See accompanying Notes to Schedule of Investments.

33

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ASTON/DoubleLine Core Plus Fixed Income Fund Schedule of Investments (unaudited) – continued	January 31, 2013

Par Value		Market Value
$ 350,000	LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AM 5.413%, 09/15/39	$395,931
350,000	LB-UBS Commercial Mortgage Trust Series 2007-C1, Class AJ 5.484%, 02/15/40	333,645
50,000	LB-UBS Commercial Mortgage Trust Series 2005-C3, Class AM 4.794%, 07/15/40	53,929
7,183,322	LB-UBS Commercial Mortgage Trust Series 2007-C7, Class XCL 0.091%, 09/15/45 (a) (b) (c)	49,393
250,000	Merrill Lynch Mortgage Trust Series 2005-CIP1, Class AM 5.107%, 07/12/38 (a)	269,611
50,000	Merrill Lynch Mortgage Trust Series 2006-C1, Class AM 5.683%, 05/12/39 (a)	56,255
350,000	Merrill Lynch Mortgage Trust Series 2006-C2, Class AJ 5.802%, 08/12/43 (a)	335,288
250,000	ML-CFC Commercial Mortgage Trust Series 2007-5, Class AM 5.419%, 08/12/48	266,712
994,163	Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C5, Class XA 1.935%, 08/15/45 (a) (b) (c)	112,823
250,000	Morgan Stanley Capital I Series 2007-IQ13, Class AM 5.406%, 03/15/44	271,712
50,000	Morgan Stanley Capital I Series 2006-HQ9, Class AM 5.773%, 07/12/44 (a)	56,663
1,462,447	Morgan Stanley Capital I Series 2011-C1, Class XA 0.963%, 09/15/47 (a) (b) (c)	48,063
6,753,573	Morgan Stanley Capital I Series 2007-1Q16, Class X2 0.224%, 12/12/49 (a) (b) (c)	45,539
300,000	Morgan Stanley Capital I Trust Series 2006-HQ8, Class AJ 5.500%, 03/12/44 (a)	307,834
1,362,487	Morgan Stanley Mortgage Loan Trust Series 2005-3AR, Class 2A2 2.716%, 07/25/35 (a)	1,201,083
200,000	Morgan Stanley Re-REMIC Trust Series 2010-HQ4, Class AJ 4.970%, 04/15/40 (c)	209,428
300,000	Nomura Asset Acceptance Series 2005-AP3, Class A3 5.318%, 08/25/35 (a)	219,890
766,095	Prime Mortgage Trust Series 2006-DR1, Class 2A1 5.500%, 05/25/35 (c)	734,727
292,818	Residential Asset Securitization Trust Series 2006-A6, Class 1A1 6.500%, 07/25/36	200,553

Par Value		Market Value
$ 739,987	Residential Asset Securitization Trust Series 2007-A1, Class A8 6.000%, 03/25/37	$579,879
209,901	SMA Issuer I LLC Series 2012-LV1, Class A 3.500%, 08/20/25 (c)	211,195
535,509	Structured Adjustable Rate Mortgage Loan Trust Series 2006-1, Class 2A2 3.612%, 02/25/36 (a)	460,483
222,345	Structured Asset Securities Series 2005-10, Class 1A1 5.750%, 06/25/35	224,676
100,000	TIAA Seasoned Commercial Mortgage Trust Series 2007-C4 Class AJ 5.553%, 08/15/39 (a)	109,569
1,989,701	UBS-Barclays Commercial Mortgage Trust Series 2012-C3, Class XA 2.202%, 08/10/49 (a) (b) (c)	284,255
25,000	Wachovia Bank Commercial Mortgage Trust Series 2005-C22, Class AM 5.348%, 12/15/44 (a)	27,603
200,000	Wachovia Bank Commercial Mortgage Trust Series 2006-C23, Class AM 5.466%, 01/15/45 (a)	221,247
250,000	Wachovia Bank Commercial Mortgage Trust Series 2007-C33, Class AM 5.925%, 02/15/51 (a)	279,499
964,465	Wachovia Mortgage Loan Trust Series 2005-A, Class 2A1 2.628%, 08/20/35 (a)	904,127
522,059	Wells Fargo Alternative Loan Trust Series 2007-PA2, Class 1A1 6.000%, 06/25/37	482,611
1,206,255	Wells Fargo Mortgage Backed Securities Trust Series 2006-AR2, Class 2A5 2.625%, 03/25/36 (a)	1,174,724
852,475	Wells Fargo Mortgage Backed Securities Trust Series 2007-8, Class 1A16 6.000%, 07/25/37	847,901
830,865	Wells Fargo Mortgage Backed Securities Trust Series 2007-8, Class 2A2 6.000%, 07/25/37	818,703
774,651	Wells Fargo Mortgage Backed Securities Trust Series 2007-13, Class A6 6.000%, 09/25/37	777,441
377,056	Wells Fargo Mortgage Loan Trust Series 2012-RR1 Class A1 2.847%, 08/27/37 (a) (c)	384,426

See accompanying Notes to Schedule of Investments.

34

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund Schedule of Investments (unaudited) – continued	January 31, 2013

Par Value		Market Value
$ 995,131	WF-RBS Commercial Mortgage Trust Series 2012-C8, Class XA 2.253%, 08/15/45 (a) (b) (c)	$136,598
1,495,998	WF-RBS Commercial Mortgage Trust Series 2012-C9, Class XA 2.286%, 11/15/45 (a) (b) (c)	216,189

	Total Collateralized Mortgage- Backed Securities (Cost $37,458,185)	40,391,084

ASSET-BACKED SECURITIES – 1.51%
1,450,635	Bayview Financial 6.101%, 05/28/37	1,488,631
100,000	Credit-Based Asset Servicing and Securitization Series 2007-MX1, Class A4 6.231%, 12/25/36 (c) (f)	69,424
27,405	Crest Series 2003-2A, Class A1 0.790%, 12/28/18 (a) (c) (d)	26,515
757,000	GSAA Trust Series 2006-15, Class AF3B 5.933%, 09/25/36 (a)	150,363
435,996	Residential Asset Mortgage Products Series 2006-RS5, Class A3 0.374%, 09/25/36 (a)	385,291
500,000	Residential Asset Securities Series 2004-KS6, Class A15 5.850%, 07/25/34 (a)	447,681
570,830	Series 2005-KS4, Class M1 0.614%, 05/25/35 (a)	558,590

	Total Asset-Backed Securities (Cost $3,031,584)	3,126,495

FOREIGN GOVERNMENT BONDS – 1.82%
600,000	Corp Andina de Fomento Senior Unsecured Notes 3.750%, 01/15/16	635,906
600,000	Costa Rica Government International Bond Senior Unsecured Notes 6.548%, 03/20/14	630,000
426,000	Mexico Government International Bond Senior Unsecured Notes 5.625%, 01/15/17	496,929
400,000	Qatar Government International Bond 4.500%, 01/20/22	456,532
199,375	Ras Laffan Liquefied Natural Gas II Senior Secured Notes 5.298%, 09/30/20	223,998
250,000	Ras Laffan Liquefied Natural Gas III 5.838%, 09/30/27	302,500
161,600	Ras Laffan Liquefied Natural Gas III Senior Secured Notes 5.832%, 09/30/16	176,548

Par Value		Market Value
$ 250,000	Wakala Global Sukuk 2.991%, 07/06/16	$263,399
500,000	Wakala Global Sukuk 4.646%, 07/06/21	570,715

	Total Foreign Government Bonds (Cost $3,609,658)	3,756,527

Shares

INVESTMENT COMPANY – 4.82%
9,952,718	BlackRock Liquidity Funds TempCash Portfolio (g)	9,952,718

	Total Investment Company (Cost $9,952,718)	9,952,718

Total Investments – 101.68% (Cost $205,509,892)*		209,766,328

Net Other Assets and Liabilities – (1.68)%		(3,466,238)

Net Assets – 100.00%		$206,300,090

*	At January 31, 2013, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$6,080,288
Gross unrealized depreciation	(1,823,852)

Net unrealized appreciation	$4,256,436

(a)	Variable rate bond. The interest rate shown reflects the rate in effect at January 31, 2013.
(b)	Interest only security. This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are purchased in accordance with guidelines approved by the Fund’s Board of Trustees and may only be resold, in transactions exempt from registration, to qualified institutional buyers. At January 31, 2013, these securities amounted to $21,711,045 or 10.52% of net assets. These securities have been determined by the Subadviser to be liquid securities.
(d)	Securities with a total aggregate market value of $4,152,957 or 2.01% of the net assets, were valued under the fair value procedures established by the Funds’ Board of Trustees.
(e)	Delayed delivery security. See Note 3 in the Notes to Financial Statements.
(f)	Step Coupon. Security becomes interest bearing at a future date.
(g)	Security with a market value of $4,738,849 has been pledged as collateral for delayed delivery securities.

REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
S&P	Standard & Poor
STRIP	Separate Trading of Registered Interest and Principal

See accompanying Notes to Schedule of Investments.

35

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund Schedule of Investments (unaudited) – continued	January 31, 2013

Portfolio Composition
U.S. Government Obligations	19%
U.S. Government Agency Obligations	21%
Corporate Notes and Bonds (S&P Ratings unaudited)
AAA	3%
AA	5%
A	10%
BBB	23%
BB	3%
B	3%
Lower than B	10%
Not Rated	3%

100%

See accompanying Notes to Schedule of Investments.

36

Aston Funds

ASTON/TCH Fixed Income Fund Schedule of Investments (unaudited)	January 31, 2013

% of Total Net Assets

Par Value		Market Value
CORPORATE NOTES AND BONDS – 67.09%

	Consumer Discretionary – 4.62%
$ 500,000	ADT Senior Unsecured Notes 4.125%, 06/15/23 (b)	$508,322
1,000,000	Limited Brands Senior Unsecured Notes 7.600%, 07/15/37	1,070,000
100,000	Macy’s Retail Holdings 7.875%, 07/15/15 (a)	116,393
200,000	PVH Senior Unsecured Notes 4.500%, 12/15/22	200,000
250,000	QVC 5.125%, 07/02/22 (b)	263,083
250,000	Staples Senior Unsecured Notes 9.750%, 01/15/14	269,978
450,000	Whirlpool, MTN Senior Unsecured Notes 8.600%, 05/01/14	490,032
250,000	Wyndham Worldwide Senior Unsecured Notes 7.375%, 03/01/20	305,692

		3,223,500

	Consumer Staples – 3.83%
500,000	Altria Group 8.500%, 11/10/13	530,368
200,000	10.200%, 02/06/39	335,160
250,000	ConAgra Foods Senior Unsecured Notes 4.650%, 01/25/43	251,399
250,000	Corn Products International Senior Unsecured Notes 6.625%, 04/15/37	300,457

Par Value		Market Value

	Consumer Staples (continued)
$ 150,000	PepsiCo Senior Unsecured Notes 7.900%, 11/01/18	$201,263
200,000	Reynolds American 7.750%, 06/01/18	252,740
295,000	Walgreen Senior Unsecured Notes 4.875%, 08/01/13	301,187
500,000	0.810%, 03/13/14 (c)	500,906

		2,673,480

	Energy – 10.11%
500,000	Chesapeake Energy 6.775%, 03/15/19	505,625
250,000	6.625%, 08/15/20	275,625
250,000	6.125%, 02/15/21	268,750
500,000	Dolphin Energy 5.500%, 12/15/21 (b)	577,500
250,000	El Paso Pipeline Partners Operating 7.500%, 11/15/40	330,280
250,000	Energy Transfer Partners Senior Unsecured Notes 9.000%, 04/15/19	329,454
250,000	5.150%, 02/01/43	248,666
400,000	Hess Senior Unsecured Notes 8.125%, 02/15/19	512,624
400,000	Kinder Morgan Energy Partners Senior Unsecured Notes 9.000%, 02/01/19	532,064
250,000	Markwest Energy Partners LP/Markwest Energy Finance 5.500%, 02/15/23	265,000
450,000	Nabors Industries 9.250%, 01/15/19	570,982
250,000	Pride International Senior Unsecured Notes 6.875%, 08/15/20	312,585
250,000	Puget Energy 5.625%, 07/15/22	270,934
750,000	Rockies Express Pipeline Senior Unsecured Notes 6.875%, 04/15/40 (b)	663,750
250,000	Rowan 5.000%, 09/01/17	278,718
250,000	5.400%, 12/01/42	249,067
250,000	Valero Energy 9.375%, 03/15/19	342,808
400,000	Weatherford International 9.625%, 03/01/19	522,078

		7,056,510

	Financials – 23.04%
250,000	AFLAC Senior Unsecured Notes 8.500%, 05/15/19	339,308

See accompanying Notes to Schedule of Investments.

37

Aston Funds

ASTON/TCH Fixed Income Fund Schedule of Investments (unaudited) – continued	January 31, 2013

Par Value		Market Value

	Financials (continued)
$ 450,000	American Financial Group Senior Unsecured Notes 9.875%, 06/15/19	$576,488
250,000	Banco Bradesco SA/Cayman Islands Subordinated Notes 5.750%, 03/01/22 (b)	271,250
250,000	Bancolombia SA Senior Unsecured Notes 5.950%, 06/03/21	290,000
250,000	Subordinated Notes 5.125%, 09/11/22	260,000
250,000	Berkshire Hathaway Finance Senior Unsecured Notes 0.740%, 02/11/13 (c)	250,031
125,000	5.000%, 08/15/13	128,095
150,000	Blackstone Holdings Finance 6.625%, 08/15/19 (b) (d)	178,046
250,000	6.250%, 08/15/42 (b)	279,788
250,000	Bunge Ltd Finance 8.500%, 06/15/19	323,594
400,000	CME Group Senior Unsecured Notes 5.400%, 08/01/13	409,860
500,000	Daimler Finance 1.085%, 04/10/14 (b) (c)	502,466
250,000	Discover Bank Subordinated Notes 7.000%, 04/15/20	307,748
500,000	Dun & Bradstreet Senior Unsecured Notes 4.375%, 12/01/22	506,518
500,000	Entertainment Properties Trust 5.750%, 08/15/22	527,282
1,000,000	General Electric Capital, MTN Senior Unsecured Notes 1.016%, 04/24/14 (c)	1,008,236
800,000	Goldman Sachs Capital I 6.345%, 02/15/34	831,658
250,000	Goldman Sachs Group Subordinated Notes 6.750%, 10/01/37	283,245
500,000	ING US 5.500%, 07/15/22 (b)	546,644
250,000	Intesa San Paolo SPA (Italy) Unsecured Notes 3.875%, 01/16/18	246,005
	IPIC, GMTN
500,000	5.000%, 11/15/20 (b)	566,875
500,000	6.875%, 11/01/41 (b)	682,500
250,000	Itau Unibanco Holding SA Subordinated Notes 5.500%, 08/06/22 (b)	262,500
	Jefferies Group
	Senior Unsecured Notes
200,000	8.500%, 07/15/19	249,594
250,000	6.500%, 01/20/43	255,492

Par Value		Market Value

	Financials (continued)
$ 500,000	JPMorgan Chase Senior Unsecured Notes 1.102%, 01/24/14 (c)	$503,781
250,000	KKR Group Finance 5.500%, 02/01/43 (b) (e)	252,471
	Lincoln National
	Senior Unsecured Notes
250,000	6.300%, 10/09/37	298,364
250,000	7.000%, 06/15/40	324,762
300,000	Marsh & McLennan Senior Unsecured Notes 9.250%, 04/15/19	399,080
750,000	Merrill Lynch, MTN Senior Unsecured Notes 6.875%, 04/25/18	904,526
500,000	Morgan Stanley Senior Unsecured Notes 5.500%, 07/28/21	563,909
250,000	NASDAQ OMX Group Senior Unsecured Notes 5.550%, 01/15/20	274,750
250,000	Qtel International Finance 4.500%, 01/31/43 (b)	246,625
250,000	Royal Bank of Canada (Canada) Senior Unsecured Notes 1.013%, 10/30/14 (c)	252,398
1,000,000	SLM, MTN Senior Unsecured Notes 5.625%, 08/01/33	942,500
500,000	Unum Group Senior Unsecured Notes 5.750%, 08/15/42	538,485
500,000	Wells Fargo Senior Unsecured Notes 1.230%, 06/26/15 (c)	506,583

		16,091,457

	Healthcare – 3.93%
500,000	AbbVie 4.400%, 11/06/42 (b)	504,539
125,000	Davita 6.375%, 11/01/18	134,063
375,000	6.625%, 11/01/20	410,625
200,000	Hospira, GMTN Senior Unsecured Notes 6.400%, 05/15/15	222,417
250,000	Humana Senior Unsecured Notes 8.150%, 06/15/38	353,450
500,000	Lorillard Tobacco 8.125%, 05/01/40	667,918
200,000	Quest Diagnostics 1.223%, 03/24/14 (c)	201,191
250,000	Watson Pharmaceuticals Senior Unsecured Notes 4.625%, 10/01/42	251,184

		2,745,387

See accompanying Notes to Schedule of Investments.

38

Aston Funds

ASTON/TCH Fixed Income Fund Schedule of Investments (unaudited) – continued	January 31, 2013

Par Value		Market Value

	Industrials – 3.80%
$ 370,000	Burlington Northern Santa Fe Senior Unsecured Notes 7.000%, 02/01/14	$393,110
250,000	FedEx Senior Notes 8.000%, 01/15/19	328,973
250,000	Kazakhstan Temir Zholy Finance (Netherlands) 6.950%, 07/10/42 (b)	312,500
500,000	Mexichem SAB de CV (Mexico) 6.750%, 09/19/42 (b)	558,750
175,000	Mondelez International Senior Unsecured Notes 6.000%, 02/11/13	175,153
250,000	Transocean (Cayman Islands) 7.350%, 12/15/41	310,759
250,000	Vale SA (Brazil) Senior Unsecured Notes 5.625%, 09/11/42	256,145
250,000	Waste Management 7.375%, 03/11/19	314,965

		2,650,355

	Information Technology – 3.78%
250,000	DIRECTV Holdings/DIRECTV Financing 5.150%, 03/15/42	241,398
500,000	International Business Machines Senior Unsecured Notes 6.500%, 10/15/13	521,522
100,000	KLA Instruments Senior Unsecured Notes 6.900%, 05/01/18	119,381
200,000	Motorola Senior Unsecured Notes 6.625%, 11/15/37	223,368
500,000	Telecom Italia Capital SA (Luxembourg) 7.721%, 06/04/38	563,608
700,000	Turner Broadcasting System 8.375%, 07/01/13	721,908
250,000	Xerox Senior Unsecured Notes 1.710%, 09/13/13 (c)	251,172

		2,642,357

	Materials – 4.31%
	ArcelorMittal (Luxembourg)
	Senior Unsecured Notes
750,000	5.750%, 03/01/21 (a)	789,716
400,000	7.500%, 10/15/39 (a)	405,265
200,000	Bemis Senior Unsecured Notes 6.800%, 08/01/19	240,769
250,000	Braskem America Finance 7.125%, 07/22/41 (b)	266,250
250,000	Dow Chemical (The) Senior Unsecured Notes 8.550%, 05/15/19	337,598
250,000	International Paper Senior Unsecured Notes 8.700%, 06/15/38	366,172

Par Value		Market Value

	Materials (continued)
$ 550,000	Rio Tinto Finance (Australia) 8.950%, 05/01/14	$605,696

		3,011,466

	Telecommunication Services – 6.60%
500,000	British Telecommunications (United Kingdom) Senior Unsecured Notes 1.434%, 12/20/13 (c)	504,260
250,000	CBS 8.875%, 05/15/19	336,758
	CenturyLink
	Senior Unsecured Notes
500,000	7.600%, 09/15/39	512,384
500,000	7.650%, 03/15/42	516,320
400,000	Expedia 5.950%, 08/15/20	441,569
350,000	Frontier Communications Senior Unsecured Notes 9.000%, 08/15/31	381,500
250,000	Telefonica Emisiones SAU (Spain) 5.877%, 07/15/19	277,628
500,000	Telefonica Europe BV (Netherlands) 8.250%, 09/15/30	607,713
450,000	Time Warner Cable 8.250%, 02/14/14	484,478
500,000	Windstream 7.500%, 06/01/22	543,750

		4,606,360

	Utilities – 3.07%
200,000	Allegheny Energy Supply Senior Unsecured Notes 6.750%, 10/15/39 (b)	214,652
500,000	Dubai Electricity & Water Authority (United Arab Emirates) Senior Unsecured Notes 8.500%, 04/22/15 (b)	562,500
450,000	FPL Group Capital 7.875%, 12/15/15	534,560
150,000	Pacific Gas & Electric Senior Unsecured Notes 8.250%, 10/15/18	202,270
450,000	Sempra Energy Senior Unsecured Notes 9.800%, 02/15/19	633,183

		2,147,165

	Total Corporate Notes and Bonds (Cost $41,748,657)	46,848,037

See accompanying Notes to Schedule of Investments.

39

Aston Funds

ASTON/TCH Fixed Income Fund Schedule of Investments (unaudited) – continued	January 31, 2013

Par Value		Market Value

U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 28.45%

	Fannie Mae – 6.02%
$ 280,735	6.000%, 11/01/17, Pool # 662854	$301,687
106,390	6.000%, 04/01/18, Pool # 725175	112,961
248,267	5.500%, 11/01/18, Pool # 748886	268,167
97,848	4.500%, 06/01/19, Pool # 747860	106,746
478,244	6.000%, 01/01/21, Pool # 850787	522,479
212,564	6.000%, 09/01/32, Pool # 847899	237,402
117,303	6.000%, 02/01/34, Pool # 771952	130,973
90,137	7.500%, 02/01/35, Pool # 787557	110,461
19,307	7.500%, 04/01/35, Pool # 819231	20,776
195,387	6.000%, 11/01/35, Pool # 844078	215,195
217,370	5.000%, 05/01/36, Pool # 745581	234,991
139,437	6.000%, 12/01/36, Pool # 888029	152,593
181,959	5.500%, 06/01/37, Pool # 918778	197,506
181,976	6.500%, 10/01/37, Pool # 888890	203,036
615,611	5.500%, 03/01/38, Pool # 962344	668,113
346,107	4.000%, 02/01/41, Pool # AE0949	368,486
334,335	4.000%, 02/01/41, Pool # AH5695	355,953

		4,207,525

	Freddie Mac – 5.86%
457,202	5.500%, 11/01/20, Gold Pool # G18083	494,850
94,293	5.500%, 12/01/20, Gold Pool # G11820	102,058
63,878	6.000%, 10/01/35, Gold Pool # A47772	69,982
233,115	5.500%, 05/01/37, Gold Pool # A60048	252,249
404,180	5.500%, 09/01/37, Gold Pool # G03202	437,356
456,253	5.000%, 02/01/38, Gold Pool # A73409	491,468
712,340	5.000%, 04/01/38, Gold Pool # G04334	784,950
351,998	4.000%, 12/01/39, Gold Pool # G06935	373,438
172,662	4.000%, 05/01/41, Gold Pool # Q00870	183,395
849,177	4.000%, 11/01/41, Gold Pool # Q04550	901,962

		4,091,708

Par Value		Market Value

	Government National Mortgage Association – 2.60%
$ 240,621	5.000%, 05/20/37, Pool # 782156	$264,424
533,571	5.000%, 08/20/37, Pool # 4015	586,353
428,041	6.000%, 07/20/38, Pool # 4195	481,625
298,311	5.500%, 08/20/38, Pool # 4215	314,397
149,333	6.000%, 01/15/39, Pool # 698036	168,004

		1,814,803

	U.S. Treasury Bill – 1.43%
1,000,000	0.00%, 04/04/13	999,910

	U.S. Treasury Inflation Index Bonds – 8.14%
1,601,670	1.375%, 07/15/18	1,875,831
1,055,810	1.250%, 07/15/20	1,251,712
1,021,620	0.625%, 07/15/21	1,158,741
1,099,090	1.750%, 01/15/28	1,401,254

		5,687,538

	U.S. Treasury Note – 4.40%
1,000,000	3.125%, 04/30/13	1,007,500
1,000,000	4.250%, 08/15/13	1,022,305
1,000,000	4.000%, 02/15/14	1,039,688

		3,069,493

	Total U.S. Government and Agency Obligations (Cost $18,681,249)	19,870,977

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.52%
275,000	Bear Stearns Commercial Mortgage Securities Series 2007-T28, Class A4 5.742%, 09/11/42 (c)	324,260
42,089	JP Morgan Chase Commercial Mortgage Securities Series 2005-CB13, Class A2 5.247%, 01/12/43	42,398

	Total Commercial Mortgage-Backed Securities (Cost $228,592)	366,658

ASSET-BACKED SECURITIES – 2.09%
	Ford Credit Auto Owner Trust Series 2009-A, Class A4
320,101	6.070%, 05/15/14	320,811
	Series 2009-B, Class A4
132,926	4.500%, 07/15/14	134,086
	Series 2009-D, Class A4
477,942	2.980%, 08/15/14	481,177
	Series 2009-C, Class A4
505,868	4.430%, 11/15/14	512,533

See accompanying Notes to Schedule of Investments.

40

Aston Funds

ASTON/TCH Fixed Income Fund Schedule of Investments (unaudited) – continued	January 31, 2013

Par Value		Market Value
$ 10,191	Nissan Auto Receivables Owner Trust Series 2009-A, Class A4 4.740%, 08/17/15	$10,208

	Total Asset-Backed Securities (Cost $1,466,497)	1,458,815

FOREIGN GOVERNMENT BONDS – 1.12%
500,000	Republic of Poland Senior Unsecured Notes 5.000%, 03/23/22	576,250
150,000	State of Qatar Senior Unsecured Notes 6.400%, 01/20/40 (b)	203,625

	Total Foreign Government Bonds (Cost $643,414)	779,875

Shares

INVESTMENT COMPANY – 1.27%
887,583	BlackRock Liquidity Funds TempCash Portfolio (f)	887,583

	Total Investment Company (Cost $887,583)	887,583

Total Investments – 100.54% (Cost $63,655,992)*		70,211,945

Net Other Assets and Liabilities – (0.54)%		(378,266)

Net Assets – 100.00%		$69,833,679

*	At January 31, 2013, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$6,665,262
Gross unrealized depreciation	(109,309)

Net unrealized appreciation	$6,555,953

(a)	Step Coupon. A bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods until maturity. The coupon rate shown will be the accrual rate until maturity.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are purchased in accordance with guidelines approved by the Fund’s Board of Trustees and may only be resold, in transactions exempt from registration, to qualified institutional buyers. At January 31, 2013, these securities amounted to $8,424,636 or 12.06% of net assets. These securities have been determined by the Sub-Adviser to be liquid securities.
(c)	Variable rate bond. The interest rate shown reflects the rate in effect at January 31, 2013.
(d)	Standard & Poor’s (S&P) credit ratings are used in the absence of a rating by Moody’s Investors, Inc.
(e)	Delayed delivery security. See Note (3) in the Notes to Schedules of Investments.
(f)	Security with a market value of $478,314 has been pledged as collateral for delayed delivery securities.

LP	Limited Partnership
MTN	Medium Term Note
S&P	Standard & Poor
SPA	Stand by Purchase Agreement

Portfolio Composition
Investment Company	1%
U.S. Government Obligations and Agency Obligations	28%
Commercial Mortgage-Backed Securities	1%
Asset-Backed Securities	2%
Foreign Government Bonds	1%
Corporate Notes and Bonds (Moody’s Ratings (d)
AA	5%
A	9%
BBB	36%
BB	11%
B	2%
NR	4%

100%

See accompanying Notes to Schedule of Investments.

41

Aston Funds

ASTON/Lake Partners LASSO Alternatives Fund Schedule of Investments (unaudited)	January 31, 2013

% of Total Net Assets

Shares		Market Value
INVESTMENT COMPANIES – 99.41%

	Merger Arbitrage – 9.97%
402,245	Dunham Monthly Distribution Fund-N	$15,341,616
1,417,468	Touchstone Merger Arbitrage Fund	15,223,602

		30,565,218

	Hedged Credit and Strategic Fixed Income – 31.02%
1,435,650	BlackRock Global Long/Short Credit Fund-INS	15,246,602
676,268	Driehaus Active Income Fund	7,269,877
720,663	Driehaus Select Credit Fund	7,221,040
1,331,725	John Hancock Funds II - Strategic Income Opportunities Fund	14,981,906
2,133,714	Metropolitan West High Yield Bond Fund-I	22,446,675
183,618	Metropolitan West Unconstrained Bond Fund	2,170,369
1,571,961	PIMCO Income Fund	19,712,386
544,208	PIMCO Mortgage Opportunities Fund	6,035,267

		95,084,122

	Global Macro – 7.46%
2,129,631	John Hancock Funds II - Global Absolute Return Strategies Fund	22,850,937

	Long/Short Strategies – 49.53%
1,430,517	BlackRock Emerging Markets Long/Short Equity Fund-IS	15,263,617
152,077	Convergence Core Plus Fund	2,179,265
1,046,890	FPA Crescent Fund-I	30,694,819

Shares		Market Value

	Long/Short Strategies (continued)
2,825,627	Robeco Boston Partners Long/Short Equity Fund-IS	$58,518,742
388,345	Royce Global Select Fund-INV	6,726,144
2,852,592	The Weitz Funds - Partners III Opportunity Fund	38,424,410

		151,806,997

	Cash Equivalents – 1.43%
4,384,216	Blackrock Liquidity Funds Treasury Trust Fund Portfolio	4,384,216

	Total Investment Companies (Cost $292,368,325)	304,691,490

Total Investments – 99.41% (Cost $292,368,325)**		304,691,490

Net Other Assets and Liabilities – 0.59%		1,794,191

Net Assets – 100.00%		$306,485,681

**	At January 31, 2013, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$13,106,939
Gross unrealized depreciation	(783,774)

Net unrealized appreciation	$12,323,165

See accompanying Notes to Schedule of Investments.

42

Aston Funds

ASTON/Anchor Capital Enhanced Equity Fund Schedule of Investments (unaudited)	January 31, 2013

% of Total Net Assets

Shares		Market Value
COMMON STOCKS – 100.77%

	Consumer Discretionary – 13.56%
129,000	Carnival (a)	$4,994,880
390,000	Ford Motor (a)	5,050,500
115,000	Kohl’s (a)	5,323,350
500,000	Staples (a)	6,740,000

		22,108,730

	Consumer Staples – 7.32%
120,000	General Mills (a)	5,032,800
60,000	Sysco (a)	1,906,200
125,000	Walgreen (a)	4,995,000

		11,934,000

	Financials – 7.45%
60,000	Bank of America (a)	679,200
176,000	MetLife (a)	6,571,840
50,000	SunTrust Banks (a)	1,418,500
100,000	Wells Fargo (a)	3,483,000

		12,152,540

	Healthcare – 11.50%
73,400	Becton Dickinson (a)	6,168,536
40,000	Johnson & Johnson (a)	2,956,800
130,000	Medtronic (a)	6,058,000
45,000	Stryker (a)	2,819,250
10,000	Zimmer Holdings (a)	746,000

		18,748,586

	Industrials – 14.34%
30,000	Emerson Electric (a)	1,717,500
160,000	General Electric (a)	3,564,800
25,000	Lockheed Martin (a)	2,171,750
65,800	Norfolk Southern (a)	4,531,646
99,900	Raytheon (a)	5,262,732
70,000	United Technologies (a)	6,129,900

		23,378,328

Shares		Market Value

	Information Technology – 26.09%
535,000	Applied Materials (a)	$6,906,850
340,000	Cisco Systems (a)	6,993,800
500,000	Corning (a)	6,000,000
280,000	Intel (a)	5,891,200
40,000	KLA-Tencor (a)	2,196,400
210,000	Microsoft (a)	5,768,700
725,000	Nokia OYJ, SP ADR (Finland) (a)	2,842,000
740,000	Xerox (a)	5,927,400

		42,526,350

	Telecommunication Services – 4.16%
160,000	AT&T (a)	5,566,400
30,000	CenturyLink	1,213,500

		6,779,900

	Utilities – 16.35%
80,000	Entergy (a)	5,168,000
174,000	Exelon (a)	5,470,560
130,000	FirstEnergy (a)	5,263,700
169,900	PPL (a)	5,146,271
180,000	Public Service Enterprise Group (a)	5,612,400

		26,660,931

	Total Common Stocks (Cost $163,695,740)	164,289,365

Number of Contracts
PURCHASED OPTIONS – 0.46%
	SPDR S&P 500 ETF Trust
5,000	Strike @ $128 Exp 3/13	125,000
5,900	Strike @ $129 Exp 3/13	159,300
5,900	Strike @ $130 Exp 3/13	177,000
4,900	Strike @ $131 Exp 3/13	156,800
1,000	Strike @ $133 Exp 4/13	64,000
1,000	Strike @ $134 Exp 4/13	69,000

	Total Purchased Options (Cost $984,017)	751,100

Shares
INVESTMENT COMPANY – 3.04%
4,948,841	BlackRock Liquidity Funds TempCash Portfolio	4,948,841

	Total Investment Company (Cost $4,948,841)	4,948,841

Total Investments – 104.27% (Cost $169,628,598)**		169,989,306

Net Other Assets and Liabilities – (4.27)%		(6,955,067)

Net Assets – 100.00%		$163,034,239

See accompanying Notes to Schedule of Investments.

43

Aston Funds

ASTON/Anchor Capital Enhanced Equity Fund Schedule of Investments (unaudited) – continued	January 31, 2013

*	Non-income producing security.

**	At January 31, 2013, cost is identical for book and Federal Income tax purposes.

Gross unrealized appreciation	$ 11,225,707
Gross unrealized depreciation	(10,864,999)

Net unrealized appreciation	$ 360,708

(a)	These securities are pledged as collateral for written call options.
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
S&P	Standard & Poor
SP ADR	Sponsored American Depositary Receipt
SPDR	Standard & Poor’s Depositary Receipt

Transactions in written call options for the year ended January 31, 2013 were as follows:

Contracts	Number of Contracts	Premium
Outstanding, November 31, 2012	56,326	$3,939,696
Call Options Written	80,262	4,964,156
Call Options Closed or Expired	(74,476)	(4,870,379)
Call Options Exercised	(2)	(376)

Outstanding, January 31, 2013	62,110	$4,033,097

Premiums received and value of written call equity options outstanding as of January 31, 2013.

Number of Contracts	Description	Premium Received	Market Value
	Applied Materials
500	Strike @ $12 Exp 7/13	$26,984	$63,000
2,000	Strike @ $13 Exp 7/13	43,854	128,000
850	Strike @ $14 Exp 7/13	29,749	27,200
1,500	Strike @ $14 Exp 9/13	63,498	67,500
	AT&T
600	Strike @ $35 Exp 7/13	41,980	67,200
400	Strike @ $36 Exp 7/13	28,649	26,400
600	Strike @ $37 Exp 10/13	22,599	37,200
600	Bank of America Strike @ $10 Exp 05/13	23,382	93,600
734	Becton Dickinson Strike @ $80 Exp 6/13	181,220	392,690
	Carnival
262	Strike @ $36.5 Exp 04/13	38,767	75,325
1,028	Strike @ $37.5 Exp 04/13	126,538	253,916
	Cisco Systems
2,400	Strike @ $20 Exp 7/13	307,970	372,000
1,000	Strike @ $21 Exp 10/13	132,997	135,000
	Corning
500	Strike @ $16 Exp 5/13	5,984	1,000
2,341	Strike @ $15 Exp 8/13	56,796	25,751
2,159	Strike @ $16 Exp 8/13	12,795	14,034
300	Emerson Electric Strike @ $52.50 Exp 6/13	44,390	164,700
	Entergy
110	Strike @ $72.5 Exp 03/13	11,939	275
158	Strike @ $70 Exp 9/13	11,686	9,480

Number of Contracts	Description	Premium Received	Market Value
240	Exelon Strike @ $40 Exp 04/13	$8,160	$1,200
	FirstEnergy
600	Strike @ $47 Exp 04/13	45,899	1,500
300	Strike @ $48 Exp 04/13	16,200	750
200	Strike @ $47 Exp 7/13	5,812	1,000
	Ford Motor
300	Strike @ $13 Exp 6/13	12,689	24,300
250	Strike @ $15 Exp 6/13	6,242	5,250
250	Strike @ $16 Exp 6/13	2,742	2,500
1,000	Strike @ $14 Exp 9/13	97,668	65,000
450	Strike @ $15 Exp 9/13	16,200	17,100
	General Electric
1,150	Strike @ $22 Exp 6/13	59,765	115,000
450	Strike @ $22 Exp 9/13	42,735	57,150
	General Mills
500	Strike @ $41 Exp 04/13	40,678	77,000
700	Strike @ $42 Exp 7/13	51,924	84,000
2,800	Intel Strike @ $25 Exp 10/13	130,531	72,800
400	Johnson & Johnson Strike @ $70 Exp 04/13	49,627	160,000
	KLA-Tencor
100	Strike @ $55 Exp 6/13	19,800	32,000
300	Strike @ $60 Exp 9/13	53,899	62,250
	Kohls
616	Strike @ $49 Exp 7/13	83,034	86,240
496	Strike @ $50 Exp 7/13	99,197	59,520
250	Lockheed Martin Strike @ $95 Exp 9/13	59,469	25,000
1,300	Medtronic Strike @ $43 Exp 5/13	203,971	539,500
	MetLife
100	Strike @ $36 Exp 6/13	12,530	28,200
460	Strike @ $37 Exp 6/13	56,923	101,660
1,100	Strike @ $38 Exp 6/13	133,065	198,000
50	Strike @ $39 Exp 06/13	7,248	6,650
50	Strike @ $40 Exp 6/13	3,556	5,200
	Microsoft
1,250	Strike @ $32 Exp 10/13	51,249	42,500
850	Strike @ $33 Exp 10/13	27,799	20,400
	Nokia Corp
1,210	Strike @ $5 Exp 7/13	18,259	32,670
6,040	Strike @ $6 Exp 7/13	154,370	78,520
	Norfolk Southern
248	Strike @ $62.50 Exp 6/13	45,123	186,000
300	Strike @ $65 Exp 6/13	40,399	163,500
50	Strike @ $67.50 Exp 6/13	6,400	21,000
60	Strike @ $70 Exp 6/13	8,580	15,420
	PPL Corp
896	Strike @ $30 Exp 7/13	43,875	62,720
803	Strike @ $31 Exp 7/13	24,006	20,075
450	Public Service Enterprise Strike @ $35 Exp 03/13	28,037	1,125
499	Raytheon Strike @ $57.50 Exp 8/13	80,937	34,930
	Staples
1,000	Strike @ $15 Exp 6/13	11,500	48,000
2,500	Strike @ $15 Exp 9/13	172,496	162,500
1,500	Strike @ $16 Exp 9/13	52,568	67,500

See accompanying Notes to Schedule of Investments.

44

Aston Funds

ASTON/Anchor Capital Enhanced Equity Fund Schedule of Investments (unaudited) – continued	January 31, 2013

Number of Contracts	Description	Premium Received	Market Value
	Stryker
300	Strike @ $57.50 Exp 6/13	$49,899	$183,000
150	Strike @ $60 Exp 6/13	15,085	64,500
	Suntrust Banks
500	Strike @ $28 Exp 7/13	151,478	109,500
	Sysco
300	Strike @ $32 Exp 5/13	13,191	22,800
300	Strike @ $32 Exp 8/13	21,688	30,000
700	United Technologies Strike @ $82.5 Exp 05/13	138,416	459,900
	Walgreen
600	Strike @ $36 Exp 04/13	51,081	253,500
650	Strike @ $36 Exp 7/13	57,180	289,250
1,000	Wells Fargo Strike @ $36 Exp 7/13	99,509	113,000
	Xerox
3,206	Strike @ $8 Exp 7/13	77,448	189,154
4,194	Strike @ $9 Exp 7/13	51,386	96,462
100	Zimmer Holdings Strike @ $70 Exp 03/13	9,797	41,000

	Total Written Call Options	$4,033,097	$6,591,967

See accompanying Notes to Schedule of Investments.

45

Aston Funds

ASTON/River Road Long-Short Fund Schedule of Investments (unaudited)	January 31, 2013

% of Total Net Assets

The chart represents total investments in the Fund. Exchange Traded Funds, Materials and Telecommunication Services are negative 2.43%, 1.67% and 1.34%, respectively and cannot be represented in the pie chart format.

Shares		Market Value

COMMON STOCKS – 73.13%

	Consumer Discretionary – 29.10%
4,490	Big Lots * (a)	$144,353
5,290	Coach	269,790
6,480	Darden Restaurants (a)	301,320
7,733	DIRECTV * (a)	395,466
9,358	General Motors * (a)	262,866
12,298	International Speedway, Class A	337,088
5,338	Kohl’s (a)	247,096
12,618	Regis (a)	223,969
20,182	Starz - Liberty Capital *	321,701
13,445	Thomson Reuters (a)	411,955
5,022	Viacom, Class B (a)	303,078

		3,218,682

	Consumer Staples – 5.20%
4,578	Harris Teeter Supermarkets (a)	189,941
8,536	Molson Coors Brewing, Class B (a)	385,656

		575,597

	Energy – 8.08%
3,822	Devon Energy (a)	218,580
3,091	Occidental Petroleum (a)	272,843
7,933	Williams Partners LP (a)	402,520

		893,943

	Financials – 10.15%
6,673	American International Group * (a)	252,440
2,835	Berkshire Hathaway, Class B * (a)	274,797
6,226	Loews (a)	270,022
591	White Mountains Insurance Group (a)	325,440

		1,122,699

Shares		Market Value

	Healthcare – 5.02%
2,959	Becton, Dickinson (a)	$248,674
5,742	Express Scripts * (a)	306,738

		555,412

	Industrials – 3.87%
3,336	ADT (a)	158,460
6,280	Expeditors International of Washington (a)	269,412

		427,872

	Information Technology – 4.09%
2,508	DST Systems (a)	167,886
10,358	Microsoft (a)	284,534

		452,420

	Materials – 2.96%
18,701	Pan American Silver (Canada)	327,455

	Telecommunication Services – 2.50%
10,135	Vodafone Group, SP ADR (United Kingdom)	276,888

	Utilities – 2.16%
4,393	National Fuel Gas (a)	238,979

	Total Common Stocks (Cost $7,690,676)	8,089,947

INVESTMENT COMPANY – 28.51%
3,153,663	BlackRock Liquidity Funds TempCash Portfolio	3,153,663

	Total Investment Company (Cost $3,153,663)	3,153,663

Total Investments – 101.64% (Cost $10,844,339)**		11,243,610

$2,027,621 in cash and $6,873,604 in securities was segregated or on deposit with a prime broker to cover short sales as of January 31, 2013 and are included in “Net Other Assets and Liabilities”.

SHORT SALES – (24.37)%

	Consumer Discretionary – (9.61)%
(12,137)	American Axle & Manufacturing Holdings *	(141,760)
(1,586)	BJ’s Restaurants *	(50,704)
(13,806)	Boyd Gaming *	(96,780)
(439)	Charter Communications, Class A *	(34,229)
(3,565)	GameStop, Class A	(82,708)
(1,923)	Garmin (Switzerland)	(72,862)
(6,838)	Goodyear Tire & Rubber *	(94,091)
(1,506)	Life Time Fitness *	(76,399)
(5,309)	Mattress Firm Holding *	(148,864)
(4,749)	Monro Muffler Brake	(172,009)
(8,569)	Saks *	(92,631)

		(1,063,037)

See accompanying Notes to Schedule of Investments.

46

Aston Funds

ASTON/River Road Long-Short Fund Schedule of Investments (unaudited) – continued	January 31, 2013

Shares		Market Value

	Energy – (0.15)%
(2,084)	Solazyme *	$(16,359)

		(16,359)

	Exchange Traded Funds – (2.77)%
(5,920)	United States Natural Gas Fund LP *	(111,059)
(5,541)	United States Oil Fund LP *	(195,487)

		(306,546)

	Financials – (1.44)%
(1,642)	Cincinnati Financial	(69,687)
(2,259)	Mercury General	(89,457)

		(159,144)

	Healthcare – (0.88)%
(2,764)	Masimo	(56,109)
(1,615)	Questcor Pharmaceuticals	(41,150)

		(97,259)

	Industrials – (4.39)%
(9,270)	Albany International, Class A	(232,306)
(6,626)	Diana Shipping	(57,779)
(2,019)	Mobile Mini *	(48,456)
(10,734)	RR Donnelley & Sons	(98,753)
(1,490)	Simpson Manufacturing	(48,306)

		(485,600)

	Information Technology – (1.93)%
(12,244)	EarthLink	(83,259)
(13,156)	Nokia OYJ, SP ADR (Finland)	(51,572)
(3,402)	RealPage *	(79,403)

		(214,234)

	Materials – (1.47)%
(2,034)	Cliffs Natural Resources	(75,889)
(1,472)	Teck Resources, Class B	(53,713)
(884)	Walter Energy	(33,194)

		(162,796)

	Telecommunication Services – (1.73)%
(3,013)	CenturyLink	(121,876)
(2,905)	Level 3 Communications *	(69,197)

		(191,073)

	Total Short Sales – (24.37)%(Proceeds $(2,595,992))	(2,696,048)

Net Other Assets and Liabilities – 22.73%		2,514,966

Net Assets – 100.00%		$11,062,528

*	Non-income producing security.

**	At January 31, 2013, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$434,990
Gross unrealized depreciation	(35,719)

Net unrealized appreciation	$399,271

(a)	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.

ETF	Exchange-Traded Fund
LP	Limited Partnership
SP ADR	Sponsored American Depositary Receipt

See accompanying Notes to Schedule of Investments.

47

Aston Funds

ASTON/Barings International Fund Schedule of Investments (unaudited)	January 31, 2013

% of Total Net Assets

Shares		Market Value
COMMON STOCKS – 96.79%

	Australia – 1.22%
32,429	Newcrest Mining	$791,314

	Belgium – 1.44%
10,737	Anheuser-Busch InBev	931,573

	China – 1.84%
7,700	Baidu, SP ADR *	833,910
92,600	China Pacific Insurance Group Co.	361,784

		1,195,694

	Denmark – 1.23%
4,330	Novo Nordisk, Class B	796,700

	France – 6.37%
8,094	Sanofi	789,739
28,277	Scor Se	813,959
27,439	SES	839,947
62,864	Suez Environnement	832,308
15,829	Total	858,195

		4,134,148

	Germany – 8.33%
10,568	Bayer	1,042,896
17,990	Deutsche Boerse	1,183,594
9,195	Fresenius	1,119,271
5,448	Muenchener Rueckversicherungs-Gesellschaft	1,001,218
12,872	SAP	1,054,592

		5,401,571

Shares		Market Value

	Hong Kong – 1.60%
80,000	AIA Group	$318,230
44,000	Sun Hung Kai Properties	722,232

		1,040,462

	India – 0.26%
16,117	Niko Resources	168,215

	Israel – 2.33%
64,317	Israel Chemicals	852,127
17,418	Teva Pharmaceutical Industries, SP ADR	661,867

		1,513,994

	Japan – 17.57%
6,700	Daito Trust Construction	660,878
14,300	East Japan Railway	966,417
4,300	FANUC	670,075
54,000	Hitachi Metals	463,557
60,000	Isuzu Motors	375,964
522	Jupiter Telecommunications	625,064
2,890	KEYENCE	801,786
34,000	Komatsu	905,353
10,300	Kyocera	931,500
45,400	Mitsubishi	957,201
71,000	Mitsubishi Electric	587,752
82,000	Rakuten	748,756
37,000	Tokio Marine Holdings	1,093,674
17,500	Tokyo Electron	750,178
18,000	Toyota Motor	859,205

		11,397,360

	Mexico – 2.68%
39,763	America Movil, Class L, ADR	1,000,437
27,919	Fresnillo	734,151

		1,734,588

	Netherlands – 3.22%
6,876	ASML Holding NV	516,291
13,347	Fugro	808,895
21,560	Royal Dutch Shell	764,344

		2,089,530

	Norway – 2.50%
32,283	Subsea 7	781,236
15,792	Yara International	842,660

		1,623,896

	Papua New Guinea – 0.98%
83,697	Oil Search	637,136

	Russia – 2.62%
80,492	Gazprom, SP ADR	760,649
63,511	Sberbank of Russia	937,105

		1,697,754

	Singapore – 4.22%
84,000	DBS Group Holdings	1,015,344
1,472,000	Golden Agri-Resources	755,238

See accompanying Notes to Schedule of Investments.

48

Aston Funds

ASTON/Barings International Fund Schedule of Investments (unaudited) – continued	January 31, 2013

Shares		Market Value

	Singapore (continued)
103,700	Keppel	$963,560

		2,734,142

	South Korea – 2.30%
44,077	KT, SP ADR	746,664
558	Samsung Electronics	742,002

		1,488,666

	Sweden – 2.67%
61,547	Elekta AB, B Shares	915,773
113,132	TeliaSonera	816,570

		1,732,343

	Switzerland – 9.15%
33,294	Credit Suisse Group *	984,131
29,115	Julius Baer Group *	1,191,730
4,233	Roche Holding	936,790
1,904	Syngenta	822,022
47,155	UBS *	817,654
4,105	Zurich Financial Services *	1,180,912

		5,933,239

	United Kingdom – 24.26%
49,606	Admiral Group	962,192
47,103	BG Group	836,696
18,213	British American Tobacco	948,317
198,425	BT Group	782,346
64,970	Cairn Energy *	295,730
44,817	Experian	768,369
40,213	GlaxoSmithKline	921,904
151,010	ICAP	781,252
26,249	Imperial Tobacco Group	976,241
64,742	Prudential	983,678
8,414	Randgold Resources	796,669
211,977	Resolution	882,509
56,302	Rolls-Royce Holdings *	844,727
21,001	SABMiller	1,049,184
28,593	Shire	958,209
34,567	Standard Chartered	919,656
30,627	Tullow Oil	552,774
93,961	WPP	1,477,548

		15,738,001

	Total Common Stocks (Cost $57,781,088)	62,780,326

INVESTMENT COMPANY – 1.74%
1,132,522	BlackRock Liquidity Funds TempCash Portfolio	1,132,522

	Total Investment Company (Cost $1,132,522)	1,132,522

Total Investments – 98.53% (Cost $58,913,610)**		63,912,848

Net Other Assets and Liabilities – 1.47%		951,226

Net Assets – 100.00%		$64,864,074

*	Non-income producing security.

**	At January 31, 2013, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$8,012,877
Gross unrealized depreciation	(3,013,639)

Net unrealized appreciation	$4,999,238

ADR	American Depositary Receipt
SP ADR	Sponsored American Depositary Receipt

See accompanying Notes to Schedule of Investments.

49

Aston Funds

ASTON/Harrison Street Real Estate Fund Schedule of Investments (unaudited)	January 31, 2013

% of Total Net Assets

Shares		Market Value
COMMON STOCKS – 98.33%

	Diversified – 21.44%
10,500	American Tower	$799,575
5,200	Digital Realty Trust	353,132
5,600	Dundee Real Estate Investment Trust, Class A (Canada)	209,930
5,100	Rayonier	274,584
17,000	Weyerhaeuser	512,040

		2,149,261

	Healthcare – 14.01%
12,300	Health Care, REIT	772,932
19,000	Medical Properties Trust	255,550
14,959	Sabra Health Care	375,321

		1,403,803

	Hotels – 5.96%
9,700	LaSalle Hotel Properties	264,810
12,600	Orient Express Hotels, Class A (Bermuda) *	146,412
8,900	RLJ Lodging Trust	186,099

		597,321

	Industrial – 5.68%
15,300	CubeSmart	233,325
4,300	Iron Mountain	147,103
9,600	STAG Industrial	189,312

		569,740

	Office Properties – 14.15%
12,600	BioMed Realty Trust	256,410
4,300	Boston Properties	452,704
6,900	Corporate Office Properties Trust	182,574
6,550	SL Green Realty	526,489

		1,418,177

Shares		Market Value

	Residential – 14.18%
9,800	Apartment Investment & Management, Class A	$267,344
5,200	Camden Property Trust	360,828
1,900	Essex Property Trust	292,182
4,000	Home Properties	245,880
3,900	Mid-America Apartment Communities	254,943

		1,421,177

	Retail – 22.91%
9,900	CBL & Associates Properties	212,751
15,100	General Growth Properties	294,752
26,500	Inland Real Estate	240,620
16,400	Kimco Realty	340,628
13,100	Ramco-Gershenson Properties Trust	198,072
6,300	Simon Property Group	1,009,134

		2,295,957

	Total Common Stocks (Cost $9,043,575)	9,855,436

INVESTMENT COMPANY – 2.66%
267,175	BlackRock Liquidity Funds TempCash Portfolio	267,175

	Total Investment Company (Cost $267,175)	267,175

Total Investments – 100.99% (Cost $9,310,750)**		10,122,611

Net Other Assets and Liabilities – (0.99)%		(99,622)

Net Assets – 100.00%		$10,022,989

*	Non-income producing security.

**	At January 31, 2013, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$824,317
Gross unrealized depreciation	(12,456)

Net unrealized appreciation	$811,861

REIT	Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

50

Aston Funds

ASTON/Montag & Caldwell Balanced Fund Schedule of Investments (unaudited)	January 31, 2013

% of Total Net Assets

Shares		Market Value

COMMON STOCKS – 60.35%

	Consumer Discretionary – 5.89%
4,475	Bed Bath & Beyond *	$262,682
5,464	Johnson Controls	169,875
2,800	McDonald’s	266,811
5,800	NIKE, Class B	313,489
7,300	Starbucks	409,675
4,950	TJX	223,641

		1,646,173

	Consumer Staples – 15.65%
20,400	Coca-Cola	759,696
5,300	Colgate-Palmolive	569,061
5,000	Costco Wholesale	511,700
22,050	Mondelez International, Class A	612,770
5,820	PepsiCo	423,987
7,200	Philip Morris International	634,752
6,250	Procter & Gamble	469,750
9,700	Unilever (Netherlands)	392,656

		4,374,372

	Energy – 3.97%
8,100	Cameron International *	512,811
3,900	Occidental Petroleum	344,253
3,250	Schlumberger	253,663

		1,110,727

	Financials – 2.73%
2,900	American Express	170,549
17,000	Wells Fargo	592,110

		762,659

	Healthcare – 12.41%
15,550	Abbott Laboratories	526,834
10,950	AbbVle	401,756
5,150	Allergan	540,802
9,150	AmerisourceBergen	415,136

Shares		Market Value

	Healthcare (continued)
2,300	Biogen Idec *	$358,984
9,165	Express Scripts *	489,594
6,400	Sanofi, ADR (France)	311,552
6,750	Stryker	422,888

		3,467,546

	Industrials – 4.01%
28,600	General Electric	637,208
6,100	United Parcel Service, Class B	483,669

		1,120,877

	Information Technology – 13.17%
3,450	Accenture, Class A (Ireland)	248,021
558	Apple	254,063
6,900	eBay *	385,917
5,600	EMC *	137,816
467	Google, Class A *	352,907
19,500	Juniper Networks *	436,410
17,200	Oracle	610,772
11,600	Qualcomm	765,948
3,100	Visa, Class A	489,521

		3,681,375

	Materials – 2.52%
6,950	Monsanto	704,383

	Total Common Stocks (Cost $14,280,476)	16,868,112

Par Value

CORPORATE NOTES AND BONDS – 22.53%

	Consumer Staples – 4.53%
$350,000	Coca-Cola Senior Unsecured Notes 5.350%, 11/15/17	416,238
325,000	PepsiCo Senior Unsecured Notes 5.000%, 06/01/18	383,591
450,000	Wal-Mart Stores Senior Unsecured Notes 3.200%, 05/15/14	466,435

		1,266,264

	Energy – 0.35%
95,000	ConocoPhillips 4.750%, 02/01/14	99,000

	Financials – 5.95%
350,000	General Electric Capital Senior Unsecured Notes, MTN 4.375%, 09/16/20	387,352
350,000	JPMorgan Chase Senior Unsecured Notes 4.350%, 08/15/21	383,441
400,000	U.S. Bancorp Senior Unsecured Notes 4.200%, 05/15/14	419,178

See accompanying Notes to Schedule of Investments.

51

Aston Funds

ASTON/Montag & Caldwell Balanced Fund Schedule of Investments (unaudited) – continued	January 31, 2013

Par Value		Market Value

	Financials (continued)
$450,000	Wells Fargo Senior Unsecured Notes, MTN, Series 1 3.750%, 10/01/14	$474,211

		1,664,182

	Healthcare – 2.60%
250,000	Johnson & Johnson Senior Unsecured Notes 5.950%, 08/15/37	334,533
375,000	Medtronic Senior Unsecured Notes 3.000%, 03/15/15	393,398

		727,931

	Industrials – 2.90%
375,000	United Parcel Service Senior Unsecured Notes 3.125%, 01/15/21	397,119
400,000	United Technologies Senior Unsecured Notes 3.100%, 06/01/22	414,504

		811,623

	Information Technology – 4.57%
400,000	Cisco Systems Senior Unsecured Notes 5.500%, 02/22/16	456,755
400,000	Google Senior Unsecured Notes 3.625%, 05/19/21	441,114
375,000	Oracle Senior Unsecured Notes 4.950%, 04/15/13	378,316

		1,276,185

	Telecommunication Services – 1.63%
400,000	Verizon Communications Senior Unsecured Notes 5.550%, 02/15/16	454,415

	Total Corporate Notes and Bonds (Cost $6,027,583)	6,299,600

U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 13.49%

	Fannie Mae – 0.21%
14,132	7.500%, 02/01/35, Pool # 787557	17,318
3,028	7.500%, 04/01/35, Pool # 819231	3,258
34,762	6.000%, 11/01/35, Pool # 844078	38,286

		58,862

	Freddie Mac – 1.42%
16,769	5.500%, 12/01/20, Gold Pool # G11820	18,150
375,000	1.000%, 09/29/17	377,219

		395,369

Par Value		Market Value

	Government National Mortgage Association – 0.08%
21,085	5.500%, 02/15/39, Pool # 698060	$23,062

	U.S. Treasury Bonds – 2.20%
300,000	5.375%, 02/15/31	413,953
200,000	3.125%, 11/15/41	200,063

		614,016

	U.S. Treasury Notes – 9.58%
325,000	4.000%, 02/15/15	349,553
275,000	0.250%, 02/15/15	274,893
300,000	4.500%, 02/15/16	336,821
375,000	2.625%, 04/30/16	401,074
325,000	4.625%, 02/15/17	376,416
425,000	3.125%, 05/15/19	475,602
450,000	2.125%, 08/15/21	464,555

		2,678,914

	Total U.S. Government and Agency Obligations (Cost $3,627,756)	3,770,223

Shares

INVESTMENT COMPANY – 4.77%
1,333,001	BlackRock Liquidity Funds TempCash Portfolio	1,333,001

	Total Investment Company (Cost $1,333,001 )	1,333,001

Total Investments – 101.14% (Cost $25,268,816)**		28,270,936

Net Other Assets and Liabilities – (1.14)%		(319,829)

Net Assets – 100.00%		$27,951,107

*	Non-income producing security.

**	At January 31, 2013, cost is identical for book and Federal income tax purposes.

Gross unrealized appreciation	$3,124,214
Gross unrealized depreciation	(122,094)

Net unrealized appreciation	$3,002,120

ADR	American Depositary Receipt
MTN	Medium Term Note

Portfolio Composition
Common Stocks	60%
Investment Company	5%
U.S. Government and Agency Obligations	13%
Corporate Notes and Bonds (Moody’s Ratings)
Aaa	1%
Aa	7%
A	14%

100%

See accompanying Notes to Schedule of Investments.

52

Aston Funds

Notes to Schedule of Investments (unaudited)	January 31, 2013

Note (1) Security Valuation: Equity securities, closed-end funds, exchange traded funds and index options traded on a national securities exchange and over-the-counter securities listed on the NASDAQ National Market System are valued at the last sale price or the NASDAQ Official Closing Price (“NOCP”), if applicable. If no last sale price or NOCP, if applicable, is reported, the mean of the last bid and asked prices may be used. Fixed income securities, except short-term investments, are valued on the basis of mean prices provided by a pricing service when such prices are believed by the Adviser to reflect the current market value of such securities in accordance with guidelines adopted. If accurate market quotations are not available, securities are valued at fair value as determined by the Adviser in accordance with guidelines adopted by the Board of Trustees. Short-term investments, that is, those with maturities of 60 days or less, are valued at amortized cost, which approximates fair value. Repurchase agreements are valued at cost. Investments in money market funds and other mutual funds are valued at the underlying fund’s net asset value (“NAV”) at the date of valuation. Foreign securities are valued at the last sales price on the primary exchange where the security is traded. Under the fair value procedures adopted by the Board of Trustees, the Funds may utilize the services of an independent pricing service to determine fair value prices for foreign securities if certain market events occur.

Certain Funds invest in securities of other investment companies, including exchange traded funds (“ETFs”), open-end funds and closed-end funds. An ETF is an investment company that seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. ETFs are traded on a securities exchange based on their market value. Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter. The risks of investment in other investment companies typically reflect the risk of the types of securities in which the Funds invest. Investments in ETFs and closed-end funds are subject to the additional risk that shares of the fund may trade at a premium or discount to their NAV per share. When the Fund invests in another investment company, shareholders of the Fund bear their proportionate share of the other investment company’s fees and expenses, including operating, registration, trustee, licensing and marketing, as well as their share of the Fund’s fees and expenses.

Fair Value Measurements - The inputs and valuation techniques used to measure fair value of the Funds’ net assets are summarized into three levels as described in the hierarchy below:

— Level 1	–	unadjusted quoted prices in active markets for identical assets or liabilities
— Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
— Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of the levels are recognized at the market value at the end of the period. A summary of the inputs used to value the Funds’ net assets as of January 31, 2013 is as follows:

Funds	Total Value at 01/31/13	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
M&C Growth Fund
Assets
Investments in Securities*	$4,639,824,525	$4,639,824,525	$—	$—

Herndon Large Cap Value Fund
Assets
Investments in Securities*	$75,157,323	$75,157,323	$—	$—

Cornerstone Large Cap Value Fund
Assets
Investments in Securities*	$29,456,842	$29,456,842	$—	$—

TAMRO Diversified Equity Fund
Assets
Investments in Securities*	$24,372,032	$24,372,032	$—	$—

River Road Dividend All Cap Value Fund
Assets
Investments in Securities*	$956,393,347	$956,393,347	$—	$—

River Road Dividend All Cap Value Fund II
Assets
Investments in Securities*	$20,269,113	$20,269,113	$—	$—

53

Aston Funds

Notes to Schedule of Investments (unaudited) – continued	January 31, 2013

Funds	Total Value at 01/31/13	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Fairpointe Mid Cap Fund
Assets
Investments in Securities*	$3,406,264,256	$3,406,264,256	$—	$—

M&C Mid Cap Growth Fund
Assets
Investments in Securities*	$12,164,282	$12,164,282	$—	$—

TAMRO Small Cap Fund
Assets
Common Stocks
Consumer Discretionary	$195,120,666	$180,118,107	$15,002,559	$—
Consumer Staples	74,380,046	74,380,046	—	—
Energy	43,763,653	43,763,653	—	—
Financials	223,026,727	223,026,727	—	—
Healthcare	141,499,499	141,499,499	—	—
Industrials	182,269,944	182,269,944	—	—
Information Technology	140,583,396	140,583,396	—	—
Materials	5,171,978	5,171,978	—	—
Utilities	20,542,285	20,542,285	—	—

Total Common Stocks	1,026,358,194	1,011,355,635	15,002,559	—

Investment Company*	16,153,275	16,153,275	—	—

Total	$1,042,511,469	$1,027,508,910	$15,002,559	$—

River Road Select Value Fund
Assets
Investments in Securities*	$172,234,997	$172,234,997	$—	$—

River Road Small Cap Value Fund
Assets
Common Stocks
Consumer Discretionary	$74,191,734	$67,420,227	$6,771,507	$—
Consumer Staples	28,764,249	23,364,465	5,399,784	—
Energy	14,920,655	14,920,655	—	—
Financials	36,959,593	36,959,593	—	—
Healthcare	37,207,100	37,207,100	—	—
Industrials	49,257,696	49,257,696	—	—
Information Technology	39,779,961	39,779,961	—	—
Materials	5,768,918	5,768,918	—	—
Telecommunication Services	9,540,344	9,540,344	—	—
Utilities	2,302,315	2,302,315	—	—

Total Common Stocks	298,692,565	286,521,274	12,171,291	—

Investment Company*	16,340,210	16,340,210	—	—

Total	$315,032,775	$302,861,484	$12,171,291	$—

River Road Independent Value Fund
Assets
Common Stocks
Consumer Discretionary	$41,004,050	$41,004,050	$—	$—
Consumer Staples	49,711,321	49,711,321	—	—
Energy	44,613,535	44,613,535	—	—
Financials	5,810,749	5,810,749	—	—
Healthcare	16,630,566	16,630,566	—	—
Industrials	32,208,648	32,208,648	—	—
Information Technology	74,064,593	67,392,612	6,671,981	—
Materials	40,929,110	40,929,110	—	—
Utilities	16,578,187	16,578,187	—	—

Total Common Stocks	321,550,759	314,878,778	6,671,981	—

Investment Company*	414,644,442	414,644,442	—	—

Total	$736,195,201	$729,523,220	$6,671,981	$—

54

Aston Funds

Notes to Schedule of Investments (unaudited) – continued	January 31, 2013

Funds	Total Value at 01/31/13	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Silvercrest Small Cap Fund
Assets
Investments in Securities*	$10,232,874	$10,232,874	$—	$—

Small Cap Growth Fund
Assets
Investment in Securities*	$7,836,172	$7,836,172	$—	$—

Small Cap Fund
Assets
Investment in Securities*	$21,423,433	$21,423,433	$—	$—

DoubleLine Core Plus Fixed Income Fund
Assets
Agency Collateralized Mortgage Obligations	$26,630,750	$—	$26,630,750	$—
U.S. Government Obligations	39,583,171	—	39,583,171	—
U.S. Government Mortgage-Backed Securities	17,651,233	—	17,651,233	—
Corporate Notes and Bonds	68,674,350	—	68,674,350	—
Collateralized Mortgage-Backed Securities	40,391,084	—	40,391,084	—
Asset-Backed Securities	3,126,495	—	3,126,495	—
Foreign Government Bonds	3,756,527	—	3,756,527	—
Investment Company*	9,952,718	9,952,718	—	—

Total	$209,766,328	$9,952,718	$199,813,610	$—

TCH Fixed Income Fund
Assets
Corporate Notes and Bonds	$46,848,037	$—	$46,848,037	$—
U.S. Government and Agency Obligations	19,870,977	—	19,870,977	—
Commercial Mortgage-Backed Securities	366,658	—	366,658	—
Asset-Backed Securities	1,458,815	—	1,458,815	—
Foreign Government Bond	779,875	—	779,875	—
Investment Company*	887,583	887,583	—	—

Total	$70,211,945	$887,583	$69,324,362	$—

Lake Partners LASSO Alternative Fund
Assets
Investments in Securities*	$304,691,490	$304,691,490	$—	$—

Anchor Capital Enhanced Equity Fund
Assets
Common Stocks*	$164,289,365	$164,289,365	$—	$—
Derivatives
Equity Contracts	751,100	751,100	—	—
Investment Company*	4,948,841	4,948,841

Total Assets	169,989,306	169,989,306	—	—

Liabilities
Derivatives
Equity Covered Call Contracts	(6,591,967)	(6,591,967)	—	—

Total Liabilities	(6,591,967)	(6,591,967)	—	—

Total	$163,397,339	$163,397,339	$—	$—

River Road Long-Short Fund
Assets
Investments in Securities*	$11,243,610	$11,243,610	$—	$—

Total Assets	11,243,610	11,243,610	—	—

Liabilities
Short Sales*	(2,696,048)	(2,696,048)	—	—

Total Liabilities	(2,696,048)	(2,696,048)	—	—

Total	$8,547,562	$8,547,562	$—	$—

55

Aston Funds

Notes to Schedule of Investments (unaudited) – continued	January 31, 2013

Funds	Total Value at 01/31/13	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Barings International Fund
Assets
Investments in Securities*	$63,912,848	$63,912,848	$—	$—

Harrison Street Real Estate Fund
Assets
Investments in Securities*	$10,122,611	$10,122,611	$—	$—

M&C Balanced Fund
Assets
Common Stocks*	$16,868,112	$16,868,112	$—	$—
Corporate Notes and Bonds	6,299,600	—	6,299,600	—
U.S. Government and Agency Obligations	3,770,223	—	3,770,223	—
Investment Company*	1,333,001	1,333,001	—	—

Total	$28,270,936	$18,201,113	$10,069,823	$—

* All Common Stocks and Investment Companies are Level 1. Please refer to the Schedule of Investments for industry, sector or country breakout.

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

Barings International Fund may utilize an external pricing service to fair value certain foreign securities if certain market events occur. Such fair valuations are categorized as Level 2 in the hierarchy. Certain market events were not deemed to have occurred at October 31, 2012 or January 31, 2013, and therefore, the Barings International Fund did not utilize the external pricing service model adjustments and did not transfer securities between Level 1 and Level 2.

Certain securities that were held at January 31, 2013 and since the beginning of the three-month period in the River Road Small Cap Value Fund and the River Road Independent Value Fund had significant changes in liquidity which resulted in a transfer between levels.

Funds	Transfer from Level 1 to Level 2	Transfer from Level 2 to Level 1
River Road Small Cap Value Fund	$5,399,784	$—
River Road Independent Value Fund	—	5,105,967

Level 3 holdings were valued using internal valuation techniques which took into consideration factors including previous experience with similar securities of the same issuer, conversion ratio and security terms. At January 31, 2013, there were no Level 3 securities.

The following is a reconciliation of Level 3 holdings for which significant unobservable inputs were used in determining fair value as of January 31, 2013:

Barings International Fund	Common Stocks
Fair Value, beginning of period	$7,049
Sales	(7,005)
Net realized gains	3
Change in net unrealized appreciation (deprecation)	(47)

Fair Value, end of period	$—

Note (2) Disclosures about Derivative Instruments: The following is a table summarizing the fair value of derivatives held at January 31, 2013 by primary risk exposure

	Asset Derivative Investments Value	Liability Derivative Investments Value
	Equity Contracts	Equity Contracts
Anchor Capital Enhanced Equity Fund	$751,100	$6,591,967

Note (3) When Issued/Delayed Delivery Securities: Each Fund may purchase and sell securities on a “when issued” or “delayed delivery” basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Funds segregate assets having an aggregate value at least equal to the amount of when issued or delayed delivery purchase commitments until payment is made. During the three-month period ended January 31, 2013, the DoubleLine Core Plus Fixed Income Fund and the TCH Fixed Income Fund owned delayed delivery securities.

56

Aston Funds

Notes to Schedule of Investments (unaudited) – continued	January 31, 2013

Note (4) Mortgage-Backed Securities: DoubleLine Core Plus Fixed Income Fund, TCH Fixed Income Fund and M&C Balanced Fund may invest in mortgage-backed securities (“MBS”), representing interests in pools of mortgage loans. These securities provide shareholders with payments consisting of both principal and interest as the mortgages in the underlying mortgage pools are paid. The timely payment of principal and interest on MBS issued or guaranteed by Ginnie Mae (formerly known as the Government National Mortgage Association) is backed by Ginnie Mae and the full faith and credit of the U.S. government. MBS issued by U.S. government agencies or instrumentalities other than Ginnie Mae are not “full faith and credit” obligations. Certain obligations, such as those issued by the Federal Home Loan Banks, Fannie Mae (formerly known as the Federal National Mortgage Association) and Freddie Mac (formerly known as the Federal Home Loan Mortgage Corporation) are supported only by the credit of the issuer. MBS issued by private issuers are not government securities and are not directly guaranteed by any government agency. They are secured by the underlying collateral of the private issuer. Yields on privately issued MBS tend to be higher than those of government-backed issues. However, risk of loss due to default and sensitivity to interest rate fluctuations are also higher. DoubleLine Core Plus Fixed Income Fund, TCH Fixed Income Fund and M&C Balanced Fund may also invest in collateralized mortgage obligations (“CMO”) and real estate mortgage investment conduits (“REMIC”). A CMO is a bond that is collateralized by a pool of MBS, and a REMIC is similar in form to a CMO. These MBS pools are divided into classes with each class having its own characteristics. The different classes are retired in sequence as the underlying mortgages are repaid.

Note (5) Securities Sold Short: The River Road Long-Short Fund utilizes short sales as part of its overall portfolio management strategy. A short sale involves the sale of a security that is borrowed from a broker or other institution. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon closing a short sale. Short sales expose the Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. The Fund making a short sale must segregate liquid assets, or otherwise cover its position in a permissible manner. The liquidity of the assets is determined by the Subadviser, in accordance with procedures established by the Board of Trustees.

Note (6) Options Contracts: In the normal course of pursuing its investment objectives, certain Funds are subject to price volatility risk. Certain Funds may write and/or purchase call and put options on securities for hedging purposes, to seek capital appreciation, to mitigate risk and/or to increase exposure. Writing put options or purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Writing call options or purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes or purchases a call or put option, an amount equal to the premium received or paid by the Fund is included in a Fund’s net assets as a liability or an investment and subsequently adjusted to the current market value based on the quoted daily settlement price of the option written or purchased. Premiums received or paid from writing or purchasing options, which expire unexercised, are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. If the Fund writes a covered call option, the Fund forgoes, in exchange for the premium, the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price. If the Fund writes a put option it accepts the risk of a decline in the market value of the underlying security below the exercise price. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market. The risk associated with purchasing put and call options is limited to the premium paid. Options were traded during the period in the Anchor Capital Enhanced Equity Fund. See the Schedule of Investments for open options contracts held by and Anchor Capital Enhanced Equity Fund at January 31, 2013. For the three months ended January 31, 2013, the average* volume of derivative activities are as follows:

	Purchased Options (Costs)	Written Options (Premium Received)
Anchor Capital Enhanced Equity Fund	$1,628,534	$3,986,397

* estimate based on quarter-end holdings

Note (7) Forward Foreign Currency Contracts: In the normal course of pursuing their investment objectives, certain Funds are subject to foreign investment and currency risk. Certain Funds may enter into forward foreign currency contracts (“forward contracts”) for purposes of hedging, duration management, as a substitute for securities, to increase returns, for currency hedging or risk management, or to otherwise help achieve a Fund’s investment goal. These contracts are marked-to-market daily at the applicable translation rates. A Fund records realized gains or losses at the time the forward contract is closed. A forward contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. Risks may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar or other currencies.

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Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Aston Funds

By (Signature and Title)* /s/ Stuart D. Bilton
Stuart D. Bilton, Chief Executive Officer
(principal executive officer)

Date 03/27/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Stuart D. Bilton
Stuart D. Bilton, Chief Executive Officer
(principal executive officer)

Date 03/27/13

By (Signature and Title)* /s/ Laura M. Curylo
Laura M. Curylo, Treasurer and Chief Financial Officer
(principal financial officer)

Date 03/27/13

* Print the name and title of each signing officer under his or her signature.